UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 67.6%
Aerospace - 1.0%
FLIR Systems, Inc.	2,923	$88,272
General Dynamics Corp.	8,806	1,173,044
Honeywell International, Inc.	939	91,797
MTU Aero Engines AG	986	90,393
Northrop Grumman Corp.	5,017	787,418
Precision Castparts Corp.	130	26,013
Rolls-Royce Holdings PLC	57,968	778,381
Saab AB, “B”	6,255	152,554
TransDigm Group, Inc.	1,962	403,250
Triumph Group, Inc.	1,597	91,125
United Technologies Corp.	7,049	809,084

		$4,491,331
Airlines - 0.3%
Alaska Air Group, Inc.	1,640	$111,304
Copa Holdings S.A., “A”	7,477	803,852
Delta Air Lines, Inc.	2,907	137,530
Stagecoach Group PLC	48,270	248,794

		$1,301,480
Alcoholic Beverages - 1.0%
Constellation Brands, Inc., “A” (a)	3,692	$407,781
Diageo PLC, ADR	5,113	603,999
Heineken N.V.	13,227	990,655
Molson Coors Brewing Co.	7,621	578,663
Pernod Ricard S.A.	19,339	2,329,537

		$4,910,635
Apparel Manufacturers - 0.6%
Christian Dior S.A.	694	$120,378
Gerry Weber International AG	6,190	239,603
Global Brands Group Holding Ltd. (a)	258,000	48,817
Li & Fung Ltd.	44,000	43,559
LVMH Moet Hennessy Louis Vuitton S.A.	11,051	1,791,975
NIKE, Inc., “B”	282	26,015
Polo Ralph Lauren Corp.	705	117,657
PVH Corp.	4,082	450,081
Tumi Holdings, Inc. (a)	1,942	44,025
VF Corp.	8,180	567,447

		$3,449,557
Automotive - 0.7%
Autoliv, Inc.	1,927	$204,378
BorgWarner Transmission Systems, Inc.	2,502	135,133
Delphi Automotive PLC	3,086	212,101
DENSO Corp.	7,800	344,798
ElringKlinger AG	2,466	86,189
Gentex Corp.	13,705	228,736
Guangzhou Automobile Group Co. Ltd., “H”	264,000	239,187
Harley-Davidson, Inc.	2,429	149,869
Honda Motor Co. Ltd.	9,300	280,462
Lear Corp.	2,282	228,999
LKQ Corp. (a)	8,891	229,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - continued
Mobileye N.V. (a)	832	$32,772
USS Co. Ltd.	49,600	777,664

		$3,149,765
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	8,163	$1,495,788
Alnylam Pharmaceuticals, Inc. (a)	407	38,189
AMAG Pharmaceuticals, Inc. (a)	3,729	164,785
Amgen, Inc.	4,122	627,616
Amicus Therapeutics, Inc. (a)	5,650	43,449
Biogen Idec, Inc. (a)	3,187	1,240,253
Exact Sciences Corp. (a)	3,941	107,235
Gilead Sciences, Inc. (a)	693	72,647
Illumina, Inc. (a)	1,259	245,744
Isis Pharmaceuticals, Inc. (a)	2,520	172,645
MiMedx Group, Inc. (a)	12,090	98,594
Novavax, Inc. (a)	4,847	37,855
Puma Biotechnology, Inc. (a)	391	82,532
Spark Therapeutics, Inc. (a)	140	7,000
Tesaro, Inc. (a)	1,734	69,759

		$4,504,091
Broadcasting - 0.6%
Discovery Communications, Inc., “A” (a)	2,838	$82,259
Discovery Communications, Inc., “C” (a)	2,838	79,123
Havas S.A.	37,862	293,071
Interpublic Group of Companies, Inc.	6,498	129,570
Live Nation, Inc. (a)	6,321	150,250
Nielsen Holdings B.V.	3,420	148,975
ProSiebenSat.1 Media AG	4,336	192,753
Stroer Media SE	4,665	136,267
Time Warner, Inc.	9,380	730,983
Twenty-First Century Fox, Inc.	2,996	99,347
Twenty-First Century Fox, Inc., “B”	14,150	450,678
WPP Group PLC	9,971	220,169

		$2,713,445
Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	2,756	$566,413
BlackRock, Inc.	2,344	798,155
Computershare Ltd.	69,436	624,030
Credit Suisse Group AG	24,155	511,669
Evercore Partners, Inc.	880	42,126
Franklin Resources, Inc.	1,273	65,598
IG Group Holdings PLC	34,396	374,048
Intercontinental Exchange, Inc.	5,951	1,224,299
LPL Financial Holdings, Inc.	1,657	68,186
NASDAQ OMX Group, Inc.	35,611	1,623,862
Schroders PLC	8,576	374,340
TD Ameritrade Holding Corp.	2,950	95,551

		$6,368,277
Business Services - 4.5%
Accenture PLC, “A”	38,473	$3,232,886
Amadeus Holdings AG	28,646	1,152,048
Ashtead Group PLC	17,623	288,796

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Borderfree, Inc. (a)	5,616	$34,258
Brenntag AG	2,888	157,689
Bright Horizons Family Solutions, Inc. (a)	14,461	702,082
Brunel International N.V.	8,862	144,453
Bunzl PLC	43,699	1,248,595
Cognizant Technology Solutions Corp., “A” (a)	30,865	1,670,722
Compass Group PLC	182,921	3,171,185
Constant Contact, Inc. (a)	40,366	1,526,642
CoStar Group, Inc. (a)	768	141,704
Equifax, Inc.	1,820	153,717
Fidelity National Information Services, Inc.	3,276	204,521
FleetCor Technologies, Inc. (a)	15,599	2,191,660
Forrester Research, Inc.	3,815	143,978
Gartner, Inc. (a)	10,645	896,522
Global Payments, Inc.	4,191	365,916
Intertek Group PLC	8,705	300,646
Jones Lang LaSalle, Inc.	4,279	629,355
Mitsubishi Corp.	6,000	104,751
Nomura Research Institute Ltd.	9,600	325,949
Premier Farnell PLC	76,491	194,706
RE/MAX Holdings, Inc., “A”	3,349	111,455
Realogy Holdings Corp. (a)	8,655	402,458
Resources Connection, Inc.	15,024	250,901
Rightmove PLC	8,609	301,610
Sodexo	4,108	409,103
Trulia, Inc. (a)	2,362	100,810
Ultimate Software Group, Inc. (a)	1,195	176,872

		$20,735,990
Cable TV - 0.7%
Charter Communications, Inc., “A” (a)	2,108	$318,550
Comcast Corp., “A”	20,048	1,065,451
Comcast Corp., “Special A”	12,199	645,327
Time Warner Cable, Inc.	10,571	1,439,030

		$3,468,358
Chemicals - 1.3%
3M Co.	4,853	$787,642
Celanese Corp.	2,184	117,412
E.I. du Pont de Nemours & Co.	1,039	73,987
Givaudan S.A.	546	999,593
LyondellBasell Industries N.V., “A”	34,737	2,747,349
Marrone Bio Innovations, Inc. (a)	6,188	21,039
Monsanto Co.	3,523	415,644
Orica Ltd.	16,228	227,095
PPG Industries, Inc.	2,491	555,194
Victrex PLC	5,708	177,020

		$6,121,975
Computer Software - 1.7%
Adobe Systems, Inc. (a)	9,936	$696,812
Aspen Technology, Inc. (a)	22,905	809,577
Citrix Systems, Inc. (a)	9,724	576,244
Dassault Systemes S.A.	1,594	98,923
Microsoft Corp.	15,327	619,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
OBIC Co. Ltd.	31,300	$1,050,865
Oracle Corp.	29,833	1,249,704
PTC, Inc. (a)	24,537	819,781
Qlik Technologies, Inc. (a)	7,945	225,638
Rovi Corp. (a)	3,625	83,774
Salesforce.com, Inc. (a)	8,609	485,978
SolarWinds, Inc. (a)	2,083	100,296
Symantec Corp.	4,392	108,790
VeriSign, Inc. (a)	22,409	1,220,842

		$8,146,435
Computer Software - Systems - 1.8%
Apple, Inc. (s)	21,592	$2,529,719
Brother Industries Ltd.	13,000	222,258
Cvent, Inc. (a)	7,589	189,573
Demandware, Inc. (a)	2,635	141,131
EMC Corp.	21,359	553,839
Exa Corp. (a)	3,558	36,114
Fleetmatics Group PLC (a)	3,635	128,715
Hewlett-Packard Co.	28,066	1,014,025
Ingram Micro, Inc., “A” (a)	12,317	310,142
International Business Machines Corp.	3,991	611,860
Model N, Inc. (a)	20,583	220,238
NCR Corp. (a)	4,520	114,808
NICE Systems Ltd.	7,640	374,184
NICE Systems Ltd., ADR	8,030	393,069
PROS Holdings, Inc. (a)	2,249	54,628
Sabre Corp.	11,100	226,773
SciQuest, Inc. (a)	7,352	104,545
ServiceNow, Inc. (a)	1,829	133,334
SS&C Technologies Holdings, Inc.	9,704	536,922
Vantiv, Inc., “A” (a)	10,894	374,645
Xerox Corp.	16,021	210,997

		$8,481,519
Conglomerates - 0.1%
DCC PLC	6,438	$342,107
First Pacific Co. Ltd.	204,000	206,963
Hutchison Whampoa Ltd.	7,000	92,124

		$641,194
Construction - 1.0%
Armstrong World Industries, Inc. (a)	2,629	$133,290
Beacon Roofing Supply, Inc. (a)	4,001	94,784
Bellway PLC	13,335	366,354
Eagle Materials, Inc.	12,528	892,244
Fortune Brands Home & Security, Inc.	10,220	457,754
Geberit AG	2,854	979,722
Interface, Inc.	4,670	73,366
Lennox International, Inc.	805	79,140
Pool Corp.	4,636	288,406
Pulte Homes, Inc.	27,329	562,704
Semen Indonesia Persero Tbk PT	164,500	188,757
Sherwin-Williams Co.	291	78,940
Stanley Black & Decker, Inc.	2,066	193,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Trex Co., Inc. (a)	2,550	$108,452

		$4,497,394
Consumer Products - 2.1%
Colgate-Palmolive Co.	25,431	$1,717,101
Estee Lauder Cos., Inc., “A”	6,193	437,164
Kao Corp.	26,200	1,148,462
Kobayashi Pharmaceutical Co. Ltd.	28,000	1,873,131
L’Oreal S.A.	6,812	1,224,297
Newell Rubbermaid, Inc.	15,368	566,618
Procter & Gamble Co.	925	77,968
Reckitt Benckiser Group PLC	25,114	2,129,644
Sensient Technologies Corp.	5,238	319,518
Uni-Charm Corp.	6,100	168,059

		$9,661,962
Consumer Services - 0.5%
Capella Education Co.	1,376	$93,554
Carriage Services, Inc.	4,822	105,120
Estacio Participacoes S.A., ADR	28,721	177,209
Expedia, Inc.	3,558	305,739
HomeAway, Inc. (a)	2,555	65,127
Localiza Rent a Car S.A.	6,499	84,530
MakeMyTrip Ltd. (a)	3,678	91,398
Nord Anglia Education, Inc. (a)	8,329	166,913
Priceline Group, Inc. (a)	1,232	1,243,679
Servicemaster Global Holdings, Inc. (a)	8,894	251,344

		$2,584,613
Containers - 0.3%
Brambles Ltd.	76,112	$623,458
Crown Holdings, Inc. (a)	5,575	247,028
Graphic Packaging Holding Co. (a)	15,615	226,105
Greif, Inc., “A”	5,520	210,864
Owens-Illinois, Inc. (a)	4,555	106,359

		$1,413,814
Electrical Equipment - 1.9%
Advanced Drainage Systems, Inc.	14,431	$358,899
AMETEK, Inc.	21,697	1,039,286
Danaher Corp.	23,258	1,915,994
Legrand S.A.	540	29,107
Mettler-Toledo International, Inc. (a)	6,074	1,846,192
MSC Industrial Direct Co., Inc., “A”	1,405	105,473
Pentair PLC	2,226	137,589
Schneider Electric S.A.	15,287	1,157,379
Sensata Technologies Holding B.V. (a)	1,361	67,125
Siemens AG	2,768	290,889
Spectris PLC	14,296	450,032
TriMas Corp. (a)	9,877	266,580
Tyco International PLC	24,389	995,315
W.W. Grainger, Inc.	257	60,611
WESCO International, Inc. (a)	1,525	101,809

		$8,822,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.2%
Altera Corp.	3,474	$114,381
Analog Devices, Inc.	16,638	866,923
Avago Technologies Ltd.	519	53,395
Broadcom Corp., “A”	46,779	1,985,067
Freescale Semiconductor Ltd. (a)	2,078	66,683
Halma PLC	114,255	1,198,613
Infineon Technologies AG	10,771	121,432
Keysight Technologies, Inc. (a)	3,787	126,448
Lattice Semiconductor Corp. (a)	12,786	91,164
MediaTek, Inc.	27,000	412,256
Mellanox Technologies Ltd. (a)	659	29,009
Micrel, Inc.	5,415	76,189
Microchip Technology, Inc.	3,761	169,621
Monolithic Power Systems, Inc.	1,038	49,295
NXP Semiconductors N.V. (a)	489	38,797
Plexus Corp. (a)	3,057	115,830
Rubicon Technology, Inc. (a)	7,640	31,782
Silicon Laboratories, Inc. (a)	2,004	87,695
Siliconware Precision Industries Co. Ltd., ADR	45,713	391,303
Skyworks Solutions, Inc.	4,306	357,613
Stanley Electric Co. Ltd.	5,600	124,573
Stratasys Ltd. (a)	972	77,264
Taiwan Semiconductor Manufacturing Co. Ltd.	50,654	224,922
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	108,466	2,463,263
Texas Instruments, Inc.	13,574	725,530
Ultratech, Inc. (a)	3,901	62,182

		$10,061,230
Energy - Independent - 2.1%
Anadarko Petroleum Corp.	5,315	$434,501
Cabot Oil & Gas Corp.	9,688	256,732
Cairn Energy PLC (a)	14,203	41,074
California Resources Corp. (a)	3,752	19,210
Cenovus Energy, Inc.	2,244	42,507
Chesapeake Energy Corp.	6,515	124,958
Cimarex Energy Co.	779	80,393
Cobalt International Energy, Inc. (a)	6,095	55,586
CONSOL Energy, Inc.	2,820	81,639
Energen Corp.	3,919	248,543
EOG Resources, Inc.	2,174	193,551
EQT Corp.	1,581	117,690
Foresight Energy LP	6,197	95,434
Galp Energia SGPS S.A.	6,055	64,070
HollyFrontier Corp.	2,430	87,286
INPEX Corp.	120,400	1,347,530
Marathon Petroleum Corp.	23,375	2,164,291
Memorial Resource Development Corp. (a)	9,561	183,093
Noble Energy, Inc.	2,927	139,735
Occidental Petroleum Corp.	9,379	750,320
Oil Search Ltd.	11,663	71,106
PDC Energy, Inc. (a)	1,691	77,685
Pioneer Natural Resources Co.	3,471	522,490
Range Resources Corp.	1,086	50,249
Reliance Industries Ltd.	5,965	88,067
Rice Energy, Inc. (a)	4,413	75,374

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
Rosetta Resources, Inc. (a)	2,258	$38,544
Sanchez Energy Corp. (a)	3,293	36,684
SM Energy Co.	5,465	206,686
TORC Oil & Gas Ltd.	15,180	98,556
Valero Energy Corp.	32,796	1,734,252

		$9,527,836
Energy - Integrated - 0.5%
BG Group PLC	11,923	$159,273
Chevron Corp.	4,321	443,032
Exxon Mobil Corp. (s)	15,596	1,363,402
Royal Dutch Shell PLC, “A”	13,571	412,492

		$2,378,199
Engineering - Construction - 0.1%
JGC Corp.	7,000	$142,570
Stantec, Inc.	2,604	64,040
Team, Inc. (a)	3,193	121,781

		$328,391
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., “A”	4,366	$122,772
AMC Networks, Inc., “A” (a)	1,493	99,583
Cinemark Holdings, Inc.	6,928	257,514
DHX Media Ltd.	5,058	34,511
International Speedway Corp.	2,439	70,951
Netflix, Inc. (a)	677	299,099

		$884,430
Food & Beverages - 3.0%
Britvic PLC	27,273	$289,399
Bunge Ltd.	1,637	146,561
Coca-Cola Co.	18,416	758,187
Coca-Cola Enterprises, Inc.	3,064	128,994
Danone S.A.	50,685	3,411,815
Flex Pharma, Inc. (a)	1,280	18,867
Flowers Foods, Inc.	13,095	256,138
Freshpet, Inc. (a)	7,566	115,684
General Mills, Inc.	12,418	651,697
Ingredion, Inc.	17,576	1,417,329
J.M. Smucker Co.	1,587	163,699
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,418	74,615
Mead Johnson Nutrition Co., “A”	2,223	218,943
Mondelez International, Inc.	34,808	1,226,634
Nestle S.A.	42,027	3,224,572
Nestle S.A., ADR	10,932	836,407
Pinnacle Foods, Inc.	4,219	151,757
Snyders-Lance, Inc.	2,710	78,834
Tate & Lyle PLC	28,965	295,792
WhiteWave Foods Co., “A” (a)	7,982	263,167

		$13,729,091
Food & Drug Stores - 1.1%
Alimentation Couche-Tard, Inc.	11,081	$434,447
Booker Group PLC	85,917	193,465
Brazil Pharma S.A. (a)	40,117	16,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - continued
Cosmos Pharmaceutical Corp.	836	$134,703
CVS Health Corp.	21,173	2,078,342
Empire Co. Ltd., “A”	1,261	91,794
Kroger Co.	26,303	1,816,222
Rite Aid Corp. (a)	13,783	96,205
Sundrug Co. Ltd.	1,300	55,234

		$4,917,157
Gaming & Lodging - 0.7%
Carnival Corp.	1,691	$74,336
Diamond Resorts International, Inc. (a)	5,242	148,768
La Quinta Holdings, Inc. (a)	1,917	38,973
Ladbrokes PLC	79,320	138,826
Norwegian Cruise Line Holdings Ltd. (a)	3,783	165,544
Royal Caribbean Cruises Ltd.	24,698	1,865,934
Sands China Ltd.	20,400	98,661
Wynn Resorts Ltd.	5,650	835,918

		$3,366,960
General Merchandise - 0.6%
Five Below, Inc. (a)	11,086	$369,386
Kohl’s Corp.	17,876	1,067,555
Lojas Renner S.A.	468	12,296
Macy’s, Inc.	3,177	202,947
Target Corp.	9,163	674,488
Woolworths Holdings Ltd.	41,371	308,728

		$2,635,400
Health Maintenance Organizations - 0.5%
Aetna, Inc.	9,186	$843,459
Anthem, Inc.	7,999	1,079,545
Molina Healthcare, Inc. (a)	1,580	80,438
Odontoprev S.A.	11,618	44,727
UnitedHealth Group, Inc.	1,024	108,800

		$2,156,969
Insurance - 3.9%
ACE Ltd.	540	$58,298
AIA Group Ltd.	315,800	1,827,493
Allied World Assurance Co.	5,296	204,796
American International Group, Inc.	17,704	865,194
Amlin PLC	40,600	298,053
Aon PLC	8,509	766,235
Arthur J. Gallagher & Co.	3,104	137,911
Aspen Insurance Holdings Ltd.	2,468	106,914
Beazley PLC	241,461	1,051,424
Everest Re Group Ltd.	6,908	1,183,893
Hanover Insurance Group, Inc.	3,490	240,810
Hartford Financial Services Group, Inc.	2,502	97,328
HCC Insurance Holdings, Inc.	2,866	152,872
Hiscox Ltd.	14,597	161,487
ING Groep N.V. (a)	21,677	272,385
Jardine Lloyd Thompson Group PLC	32,648	465,436
Lincoln National Corp.	3,029	151,389
MetLife, Inc.	43,501	2,022,797
Prudential Financial, Inc.	25,799	1,957,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Prudential PLC	7,738	$188,811
Safety Insurance Group, Inc.	1,978	122,537
Sony Financial Holdings, Inc.	4,300	59,783
Stewart Information Services Corp.	3,495	125,121
Storebrand A.S.A. (a)	29,639	89,770
Symetra Financial Corp.	10,642	216,139
Third Point Reinsurance Ltd. (a)	15,160	200,567
Travelers Cos., Inc.	24,696	2,539,243
Unum Group	4,774	148,280
Validus Holdings Ltd.	48,220	1,911,923
XL Group PLC	3,753	129,441
Zurich Insurance Group AG	907	301,675

		$18,055,633
Internet - 1.6%
Dealertrack Holdings, Inc. (a)	3,133	$125,947
eBay, Inc. (a)	557	29,521
Facebook, Inc., “A” (a)	45,596	3,461,192
Google, Inc., “A” (a)	2,367	1,272,381
Google, Inc., “C” (a)	1,344	718,395
GrubHub, Inc. (a)	2,809	96,714
LinkedIn Corp., “A” (a)	3,175	713,550
Naver Corp.	1,015	661,103
Pandora Media, Inc. (a)	4,023	66,782
Shutterstock, Inc. (a)	1,142	64,283
Yelp, Inc. (a)	415	21,775

		$7,231,643
Leisure & Toys - 0.6%
Brunswick Corp.	1,458	$79,140
Callaway Golf Co.	15,396	125,631
Electronic Arts, Inc. (a)	42,755	2,345,539
Mattel, Inc.	3,710	99,799

		$2,650,109
Machinery & Tools - 2.1%
Allison Transmission Holdings, Inc.	38,319	$1,200,151
Atlas Copco AB, “A”	10,963	325,013
Burckhardt Compression Holding AG	732	226,807
Caterpillar, Inc.	10,316	824,971
Columbus McKinnon Corp.	5,048	126,452
Cummins, Inc.	731	101,945
Douglas Dynamics, Inc.	4,326	87,342
Eaton Corp. PLC	2,991	188,702
Flowserve Corp.	4,281	233,272
GEA Group AG	8,652	393,466
Herman Miller, Inc.	4,607	133,833
IPG Photonics Corp. (a)	1,760	131,366
Joy Global, Inc.	26,123	1,095,599
Kennametal, Inc.	3,411	107,174
Oshkosh Corp.	5,023	215,236
Polypore International, Inc. (a)	3,740	167,253
Regal Beloit Corp.	3,867	266,243
Roper Industries, Inc.	6,566	1,013,396
Schindler Holding AG	1,476	219,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Spirax-Sarco Engineering PLC	6,403	$294,148
SPX Corp.	10,086	842,887
WABCO Holdings, Inc. (a)	4,355	414,465
Weir Group PLC	36,120	913,986

		$9,523,291
Major Banks - 2.2%
Bank of America Corp.	7,331	$111,065
BNP Paribas	3,651	192,976
BOC Hong Kong Holdings Ltd.	26,500	92,663
Comerica, Inc.	2,387	99,061
Goldman Sachs Group, Inc.	1,632	281,373
HSBC Holdings PLC	197,924	1,817,298
Huntington Bancshares, Inc.	37,102	371,762
JPMorgan Chase & Co. (s)	56,468	3,070,730
KeyCorp	10,499	136,382
Mitsubishi UFJ Financial Group, Inc.	43,400	231,053
Morgan Stanley	7,587	256,516
Royal Bank of Scotland Group PLC (a)	37,186	202,979
Standard Chartered PLC	10,228	136,754
State Street Corp.	1,925	137,657
Sumitomo Mitsui Financial Group, Inc.	6,200	208,625
Wells Fargo & Co.	46,342	2,406,077
Westpac Banking Corp.	12,539	335,002

		$10,087,973
Medical & Health Technology & Services - 1.6%
Adeptus Health, Inc., “A” (a)	1,044	$32,834
Advisory Board Co. (a)	1,984	93,010
AmerisourceBergen Corp.	1,745	165,862
Brookdale Senior Living, Inc. (a)	5,304	179,010
Capital Senior Living Corp. (a)	7,357	175,612
Cardinal Health, Inc.	4,674	388,830
Cerner Corp. (a)	4,998	331,617
Cross Country Healthcare, Inc. (a)	13,247	135,517
Express Scripts Holding Co. (a)	730	58,918
HCA Holdings, Inc. (a)	14,115	999,342
Healthcare Services Group, Inc.	6,110	192,526
HealthStream, Inc. (a)	3,592	101,510
Henry Schein, Inc. (a)	3,507	484,211
Hogy Medical Co. Ltd.	5,500	286,328
IDEXX Laboratories, Inc. (a)	626	99,171
INC Research Holdings, Inc., “A” (a)	3,815	88,890
McKesson Corp.	13,308	2,829,946
MEDNAX, Inc. (a)	2,439	165,584
Miraca Holdings, Inc.	7,000	312,775
Quest Diagnostics, Inc.	2,796	198,712
Universal Health Services, Inc.	1,026	105,196

		$7,425,401
Medical Equipment - 2.1%
Abbott Laboratories	39,418	$1,764,350
Agilent Technologies, Inc.	3,088	116,634
Align Technology, Inc. (a)	2,028	107,585
Ansell Ltd.	11,063	193,976

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
AtriCure, Inc. (a)	1,657	$32,875
Boston Scientific Corp. (a)	5,321	78,804
C.R. Bard, Inc.	2,108	360,531
Cardiovascular Systems, Inc. (a)	3,536	120,542
Cepheid, Inc. (a)	2,473	139,749
Cooper Cos., Inc.	2,025	319,241
DENTSPLY International, Inc.	3,594	179,790
DexCom, Inc. (a)	2,314	138,331
Edwards Lifesciences Corp. (a)	6,983	875,319
Essilor International S.A.	4,167	466,492
GenMark Diagnostics, Inc. (a)	5,319	68,509
Masimo Corp. (a)	46,285	1,181,193
Medtronic PLC	179	12,764
Nevro Corp. (a)	1,330	60,595
Nihon Kohden Corp.	3,300	163,065
Novadaq Technologies, Inc. (a)	5,308	75,533
NxStage Medical, Inc. (a)	3,616	64,690
PerkinElmer, Inc.	15,661	715,864
Sonova Holding AG	332	43,787
St. Jude Medical, Inc.	10,575	696,575
STERIS Corp.	2,811	183,333
Stryker Corp.	962	87,590
Teleflex, Inc.	2,981	326,598
Terumo Corp.	4,300	106,584
Thermo Fisher Scientific, Inc.	6,347	794,708
Thoratec Corp. (a)	2,973	106,701

		$9,582,308
Metals & Mining - 0.2%
Gerdau S.A., ADR	12,943	$44,653
Globe Specialty Metals, Inc.	5,966	91,996
GrafTech International Ltd. (a)	13,114	47,604
Iluka Resources Ltd.	37,174	204,025
Rio Tinto PLC	8,263	364,038
United States Steel Corp.	2,330	56,945

		$809,261
Natural Gas - Distribution - 0.2%
AGL Resources, Inc.	2,034	$114,677
Centrica PLC	21,840	96,647
China Resources Gas Group Ltd.	26,000	63,094
GDF SUEZ	8,902	198,419
NiSource, Inc.	2,392	103,478
NorthWestern Corp.	2,161	124,819
Sempra Energy	436	48,797
Spectra Energy Corp.	2,303	77,012
Tokyo Gas Co. Ltd.	25,000	149,153

		$976,096
Natural Gas - Pipeline - 0.1%
APA Group	16,110	$102,030
Plains GP Holdings LP	2,881	75,136
StealthGas, Inc. (a)	16,276	85,937
Williams Cos., Inc.	1,072	47,018

		$310,121

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.5%
Ericsson, Inc., “B”	124,029	$1,512,476
Ixia (a)	12,445	126,192
Juniper Networks, Inc.	10,274	233,528
Polycom, Inc. (a)	5,922	78,763
Qualcomm, Inc.	2,139	133,602
VTech Holdings Ltd.	20,800	293,260

		$2,377,821
Oil Services - 0.6%
Atwood Oceanics, Inc.	2,416	$69,049
Cameron International Corp. (a)	2,105	94,262
Dril-Quip, Inc. (a)	812	60,275
Ensco PLC, “A”	33,313	934,097
FMC Technologies, Inc. (a)	2,995	112,253
Frank’s International N.V.	5,932	97,107
Halliburton Co.	697	27,873
Helix Energy Solutions Group, Inc. (a)	3,903	73,259
John Wood Group PLC	16,935	145,648
Pacific Drilling S.A. (a)	9,458	31,495
Schlumberger Ltd.	682	56,190
Superior Energy Services, Inc.	30,022	600,440
Technip	939	55,335
Tesco Corp.	8,802	90,132
Tidewater, Inc.	5,403	158,092

		$2,605,507
Other Banks & Diversified Financials - 2.4%
Aeon Financial Service Co. Ltd.	3,900	$70,135
Air Lease Corp.	3,010	105,169
American Express Co.	1,179	95,134
Avolon Holdings Ltd. (a)	3,190	62,396
BB&T Corp.	6,060	213,857
Berkshire Hills Bancorp, Inc.	4,455	110,930
Brookline Bancorp, Inc.	18,945	181,872
CAI International, Inc. (a)	10,062	211,000
Canadian Western Bank	5,967	121,012
Cathay General Bancorp, Inc.	6,287	150,196
Chiba Bank Ltd.	33,000	222,688
Citigroup, Inc.	11,903	558,846
Credicorp Ltd.	4,515	650,702
DBS Group Holdings Ltd.	8,000	116,520
Discover Financial Services	10,942	595,026
Erste Group Bank AG	4,681	101,691
EZCORP, Inc., “A” (a)	13,519	139,381
Fifth Third Bancorp	53,721	929,373
First Interstate BancSystem, Inc.	4,795	114,601
First Republic Bank	4,644	236,472
Great Western Bancorp, Inc.	6,016	121,523
HDFC Bank Ltd., ADR	1,165	66,382
Intesa Sanpaolo S.p.A	60,324	177,096
Julius Baer Group Ltd.	2,360	96,641
Jyske Bank (a)	3,700	167,951
Kasikornbank Public Co. Ltd., NVDR	10,300	69,512
KBC Group N.V. (a)	14,229	767,199
M&T Bank Corp.	935	105,805

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
MasterCard, Inc., “A”	4,511	$370,037
PrivateBancorp, Inc.	16,654	505,282
Public Bank Berhad	33,700	168,500
Regional Management Corp. (a)	11,376	165,293
Sandy Spring Bancorp, Inc.	5,175	127,978
Sberbank of Russia, ADR	7,736	28,662
SunTrust Banks, Inc.	2,713	104,233
TCF Financial Corp.	20,444	300,527
Texas Capital Bancshares, Inc. (a)	4,625	188,931
U.S. Bancorp	17,070	715,404
Visa, Inc., “A”	6,661	1,697,956

		$10,931,913
Pharmaceuticals - 4.1%
AbbVie, Inc.	1,565	$94,448
Actavis PLC (a)	6,504	1,733,576
Aratana Therapeutics, Inc. (a)	5,411	89,660
Bayer AG	22,526	3,259,433
Bristol-Myers Squibb Co.	22,289	1,343,358
Eli Lilly & Co.	13,257	954,504
Endo International PLC (a)	7,379	587,442
Genomma Lab Internacional S.A., “B” (a)	121,545	192,500
GlaxoSmithKline PLC	31,197	689,327
Hospira, Inc. (a)	1,709	108,402
Impax Laboratories, Inc. (a)	2,708	99,302
Intercept Pharmaceuticals, Inc. (a)	370	74,381
Johnson & Johnson	20,337	2,036,547
KYORIN Holdings Ltd.	11,000	222,402
Kythera Biopharmaceuticals, Inc. (a)	1,830	68,076
MediWound Ltd. (a)	3,535	31,073
Merck & Co., Inc.	42,268	2,547,915
Novartis AG	6,018	590,855
Pfizer, Inc.	38,783	1,211,969
Receptos, Inc. (a)	662	72,933
Roche Holding AG	8,901	2,409,920
Santen Pharmaceutical Co. Ltd.	5,300	328,904
TherapeuticsMD, Inc. (a)	14,253	57,867
Tsumura & Co.	4,000	90,920
Valeant Pharmaceuticals International, Inc. (a)	501	80,145

		$18,975,859
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	7,534	$214,870
Stericycle, Inc. (a)	2,663	349,625

		$564,495
Printing & Publishing - 0.1%
Reed Elsevier N.V.	6,677	$164,029
UBM PLC	34,599	275,938

		$439,967
Railroad & Shipping - 0.5%
Canadian National Railway Co.	18,244	$1,203,739
Canadian Pacific Railway Ltd.	191	33,362
Diana Shipping, Inc. (a)	36,923	245,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - continued
Kansas City Southern Co.	2,915	$320,912
Navios Maritime Holdings, Inc.	17,310	62,835
Union Pacific Corp.	3,934	461,104

		$2,327,121
Real Estate - 1.9%
Annaly Mortgage Management, Inc., REIT	5,861	$61,892
Ascendas Real Estate Investment Trust, REIT	153,500	279,132
AvalonBay Communities, Inc., REIT	1,989	344,077
BioMed Realty Trust, Inc., REIT	6,778	165,722
Corporate Office Properties Trust, REIT	10,536	316,080
DDR Corp., REIT	5,795	113,582
Deutsche Wohnen AG	2,379	61,938
EPR Properties, REIT	6,024	391,921
Equity Lifestyle Properties, Inc., REIT	1,846	101,032
Hatteras Financial Corp., REIT	7,585	137,895
Host Hotels & Resorts, Inc., REIT	9,056	207,292
InfraREIT, Inc., REIT (a)	2,230	59,318
Intu Properties PLC, REIT	15,463	85,010
Iron Mountain, Inc., REIT	62,057	2,472,351
Macquarie Mexico Real Estate S.A. de C.V., REIT	118,716	195,464
Medical Properties Trust, Inc., REIT	25,244	388,000
Mid-America Apartment Communities, Inc., REIT	1,703	135,082
Plum Creek Timber Co. Inc., REIT	4,179	186,049
Select Income, REIT	6,724	167,226
Simon Property Group, Inc., REIT	2,231	443,210
Store Capital Corp., REIT	3,529	81,026
TAG Immobilien AG	76,690	997,886
WP GLIMCHER, Inc., REIT	71,170	1,258,286

		$8,649,471
Restaurants - 0.7%
Chuy’s Holdings, Inc. (a)	6,127	$130,934
Domino’s Pizza, Inc.	604	59,826
Dunkin Brands Group, Inc.	2,723	128,825
McDonald’s Corp.	7,396	683,686
Starbucks Corp.	9,552	836,087
Whitbread PLC	11,764	886,833
YUM! Brands, Inc.	3,318	239,825
Zoe’s Kitchen, Inc. (a)	2,152	66,583

		$3,032,599
Special Products & Services - 0.0%
WL Ross Holding Corp. (a)	3,697	$38,153

Specialty Chemicals - 1.0%
Airgas, Inc.	2,131	$240,036
Akzo Nobel N.V.	5,748	416,475
Albemarle Corp.	5,567	268,682
Amira Nature Foods Ltd. (a)	3,559	44,274
Axalta Coating Systems Ltd. (a)	11,217	287,940
Elementis PLC	63,022	262,369
FMC Corp.	1,799	103,443
H.B. Fuller Co.	4,980	204,927
JSR Corp.	13,300	234,921
Kronos Worldwide, Inc.	5,478	61,518

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Linde AG	8,307	$1,594,836
Marine Harvest A.S.A.	16,230	213,224
PolyOne Corp.	1,762	62,710
Sika AG	104	357,012
Symrise AG	2,025	132,993
Tronox Ltd., “A”	5,375	113,628
Valspar Corp.	1,985	165,609
W.R. Grace & Co. (a)	484	41,953

		$4,806,550
Specialty Stores - 2.9%
Advance Auto Parts, Inc.	2,612	$415,308
Amazon.com, Inc. (a)	946	335,385
American Eagle Outfitters, Inc.	11,246	157,894
AutoZone, Inc. (a)	2,383	1,422,556
Bed Bath & Beyond, Inc. (a)	16,397	1,226,004
Best Buy Co., Inc.	48,448	1,705,370
Burlington Stores, Inc. (a)	41,225	2,056,715
Children’s Place, Inc.	18,923	1,134,434
Citi Trends, Inc. (a)	13,117	300,248
Esprit Holdings Ltd.	40,200	44,973
Gordmans Stores, Inc. (a)	16,594	61,398
Hennes & Mauritz AB, “B”	2,308	95,118
Home Depot, Inc.	3,301	344,690
Kirkland’s, Inc. (a)	6,344	147,625
L Brands, Inc.	2,709	229,263
Lumber Liquidators Holdings, Inc. (a)	2,130	134,510
NEXT PLC	3,313	361,029
Nitori Co. Ltd.	4,700	265,835
Rent-A-Center, Inc.	2,172	74,456
Ross Stores, Inc.	16,917	1,551,458
Ryohin Keikaku Co. Ltd.	300	33,211
Sally Beauty Holdings, Inc. (a)	6,282	195,245
Shimamura Co. Ltd.	1,700	150,874
Tiffany & Co.	2,951	255,675
Tractor Supply Co.	3,841	311,774
Urban Outfitters, Inc. (a)	8,435	294,044

		$13,305,092
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	13,266	$1,286,139
KDDI Corp.	32,200	2,271,798
Mobile TeleSystems OJSC (a)	6,884	21,750
Philippine Long Distance Telephone Co.	815	54,896
SBA Communications Corp. (a)	3,344	390,245
Turkcell Iletisim Hizmetleri AS (a)	59,277	341,201
Vodafone Group PLC	57,407	202,764

		$4,568,793
Telephone Services - 0.6%
British Telecom Group, PLC	14,449	$90,948
Colt Group S.A. (a)	22,251	44,340
Frontier Communications Corp.	18,754	125,933
Hellenic Telecommunications Organization S.A. (a)	5,992	49,563
Quebecor, Inc., “B”	3,144	78,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
RigNet, Inc. (a)	666	$22,791
Royal KPN N.V.	25,180	78,161
Telecom Italia S.p.A.	83,014	78,469
Telefonica Brasil S.A., ADR	2,321	42,799
Verizon Communications, Inc.	41,739	1,907,890
Windstream Holdings, Inc.	9,422	74,905

		$2,594,603
Tobacco - 1.0%
Altria Group, Inc.	9,108	$483,635
British American Tobacco PLC	12,580	710,929
Japan Tobacco, Inc.	48,400	1,315,035
Philip Morris International, Inc.	23,069	1,851,057
Swedish Match AB	9,334	304,019

		$4,664,675
Trucking - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,644	$74,309
Celadon Group, Inc.	4,807	114,551
DSV A.S.	12,813	404,344
Knight Transportation, Inc.	1,999	56,952
Marten Transport Ltd.	6,070	124,132
Swift Transportation Co. (a)	13,857	340,605
Yamato Holdings Co. Ltd.	50,000	1,132,249

		$2,247,142
Utilities - Electric Power - 1.6%
AES Corp.	113,349	$1,385,125
American Electric Power Co., Inc.	16,878	1,060,107
Calpine Corp. (a)	39,324	821,085
Canadian Utilities Ltd., “A”	2,819	93,464
CMS Energy Corp.	6,065	228,832
DTE Energy Co.	1,493	133,862
Dynegy, Inc. (a)	2,845	77,725
Edison International	23,185	1,580,058
El Paso Electric Co.	4,035	161,642
Great Plains Energy, Inc.	41,022	1,213,021
Northeast Utilities	3,724	206,980
NRG Energy, Inc.	6,861	169,192
OGE Energy Corp.	2,515	88,478
Pinnacle West Capital Corp.	2,185	153,343
Public Service Enterprise Group, Inc.	3,668	156,550

		$7,529,464
Total Common Stocks		$311,760,839

Bonds - 19.2%
Automotive - 0.8%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$400,000	$408,521
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	250,000	252,657
Delphi Automotive PLC, 4.15%, 3/15/24	369,000	397,064
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	800,000	803,541
Ford Motor Credit Co. LLC, 2.145%, 1/09/18	982,000	993,657
Ford Motor Credit Co. LLC, 2.597%, 11/04/19	400,000	405,465
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	400,000	405,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	$209,000	$211,090

		$3,877,293
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$325,000	$378,365

Broadcasting - 0.6%
Discovery Communications, Inc., 4.875%, 4/01/43	$85,000	$92,849
Grupo Televisa S.A.B., 5%, 5/13/45	500,000	530,140
Omnicom Group, Inc., 3.625%, 5/01/22	300,000	316,928
Omnicom Group, Inc., 3.65%, 11/01/24	121,000	126,541
Scripps Networks Interactive, 2.75%, 11/15/19	204,000	209,427
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	422,000	427,375
Time Warner, Inc., 5.35%, 12/15/43	300,000	360,478
Viacom, Inc., 3.5%, 4/01/17	500,000	522,676

		$2,586,414
Building - 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$418,000	$451,769
Mohawk Industries, Inc., 3.85%, 2/01/23	300,000	310,173
Owens Corning, Inc., 4.2%, 12/15/22	300,000	313,531

		$1,075,473
Business Services - 0.2%
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$700,000	$715,147

Cable TV - 0.5%
Comcast Corp., 4.65%, 7/15/42	$325,000	$380,694
Comcast Corp., 4.75%, 3/01/44	710,000	857,782
Cox Communications, Inc., 6.25%, 6/01/18 (n)	400,000	455,273
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	400,000	405,208
Time Warner Cable, Inc., 4.5%, 9/15/42	35,000	37,327

		$2,136,284
Chemicals - 0.5%
CF Industries, Inc., 5.15%, 3/15/34	$196,000	$221,804
CF Industries, Inc., 4.95%, 6/01/43	300,000	325,243
Dow Chemical Co., 8.55%, 5/15/19	325,000	409,285
LYB International Finance B.V., 4.875%, 3/15/44	386,000	421,584
LyondellBasell Industries N.V., 5%, 4/15/19	588,000	650,624
Monsanto Co., 4.7%, 7/15/64	389,000	449,554

		$2,478,094
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24	$336,000	$358,404

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	$322,000	$334,075

Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17	$557,000	$561,069

Consumer Products - 0.5%
Hasbro, Inc., 5.1%, 5/15/44	$438,000	$492,725
Mattel, Inc., 5.45%, 11/01/41	244,000	289,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Newell Rubbermaid, Inc., 4%, 12/01/24	$310,000	$331,906
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	300,000	323,881
Whirlpool Corp., 1.65%, 11/01/17	749,000	755,182

		$2,193,479
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$400,000	$424,751

Emerging Market Quasi-Sovereign - 0.1%
Comision Federal de Electricidad, 5.75%, 2/14/42	$232,000	$252,880
Petroleos Mexicanos, 4.5%, 1/23/26 (z)	295,000	294,558

		$547,438
Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$625,000	$694,789
Anadarko Petroleum Corp., 4.5%, 7/15/44	244,000	260,207
Canadian Natural Resources Ltd., 1.75%, 1/15/18	193,000	190,819
Canadian Natural Resources Ltd., 3.8%, 4/15/24	329,000	326,350
Continental Resources, Inc., 4.9%, 6/01/44	145,000	124,242
Continental Resources, Inc., 4.5%, 4/15/23	400,000	378,420
EQT Corp., 4.875%, 11/15/21	500,000	533,334
Hess Corp., 3.5%, 7/15/24	372,000	365,976
Noble Energy, Inc., 4.15%, 12/15/21	300,000	314,010
Pioneer Natural Resources Co., 7.5%, 1/15/20	357,000	425,429
Pioneer Natural Resources Co., 3.95%, 7/15/22	300,000	305,666
Southwestern Energy Co., 4.95%, 1/23/25	612,000	625,548

		$4,544,790
Energy - Integrated - 0.0%
BP Capital Markets PLC, 2.521%, 1/15/20	$213,000	$217,127

Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/17	$471,000	$472,305

Financial Institutions - 0.3%
General Electric Capital Corp., 1.6%, 11/20/17	$800,000	$809,314
General Electric Capital Corp., 3.15%, 9/07/22	400,000	419,439
International Lease Finance Corp., 7.125%, 9/01/18 (n)	325,000	366,031

		$1,594,784
Food & Beverages - 1.2%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$600,000	$682,443
BRF S.A., 4.75%, 5/22/24	718,000	717,067
Conagra Foods, Inc., 3.2%, 1/25/23	218,000	219,349
J.M. Smucker Co., 3.5%, 10/15/21	400,000	428,772
Kraft Foods Group, Inc., 6.5%, 2/09/40	400,000	488,677
Mead Johnson Nutrition Co., 4.6%, 6/01/44	588,000	654,961
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	500,000	584,436
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	300,000	320,463
Tyson Foods, Inc., 2.65%, 8/15/19	171,000	175,661
Tyson Foods, Inc., 4.5%, 6/15/22	400,000	447,430
Tyson Foods, Inc., 5.15%, 8/15/44	107,000	128,840
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	600,000	621,033
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	200,000	210,006

		$5,679,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.3%
CVS Health Corp., 2.75%, 12/01/22	$300,000	$305,156
CVS Health Corp., 5.75%, 5/15/41	325,000	433,646
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	469,000	480,029

		$1,218,831
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$325,000	$372,646
International Paper Co., 6%, 11/15/41	300,000	376,739
Packaging Corp. of America, 3.9%, 6/15/22	230,000	240,029
Packaging Corp. of America, 3.65%, 9/15/24	203,000	208,361

		$1,197,775
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$500,000	$504,065
Wyndham Worldwide Corp., 4.25%, 3/01/22	500,000	526,649

		$1,030,714
Insurance - 0.5%
American International Group, Inc., 4.875%, 6/01/22	$325,000	$373,091
American International Group, Inc., 4.5%, 7/16/44	331,000	362,788
Prudential Financial, Inc., 4.75%, 9/17/15	800,000	819,658
Unum Group, 4%, 3/15/24	600,000	638,180

		$2,193,717
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$312,000	$314,309
Wellpoint, Inc., 1.875%, 1/15/18	500,000	505,419

		$819,728
Insurance - Property & Casualty - 0.5%
Aon PLC, 4.6%, 6/14/44	$600,000	$666,481
AXIS Specialty Finance LLC, 2.65%, 4/01/19	141,000	143,780
CNA Financial Corp., 5.875%, 8/15/20	400,000	464,471
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	281,000	306,912
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	700,000	732,773

		$2,314,417
Major Banks - 1.9%
Bank of America Corp., 2%, 1/11/18	$1,200,000	$1,207,595
Bank of America Corp., 4.125%, 1/22/24	561,000	608,017
Bank of America Corp., 4.2%, 8/26/24	593,000	615,736
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,000,000	1,075,852
Goldman Sachs Group, Inc., 2.625%, 1/31/19	500,000	511,800
JPMorgan Chase & Co., 4.25%, 10/15/20	800,000	876,945
JPMorgan Chase & Co., 3.25%, 9/23/22	400,000	412,302
JPMorgan Chase & Co., 3.125%, 1/23/25	449,000	452,592
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	500,000	534,844
Morgan Stanley, 3.875%, 4/29/24	231,000	245,283
Morgan Stanley, 5.5%, 7/28/21	450,000	522,986
Morgan Stanley, 4.3%, 1/27/45	276,000	289,364
Regions Financial Corp., 2%, 5/15/18	325,000	324,302
Wells Fargo & Co., 4.1%, 6/03/26	500,000	529,307
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	296,000	304,140
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	224,000	234,080

		$8,745,145

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 2.675%, 12/15/19	$587,000	$602,483
Becton, Dickinson and Co., 3.734%, 12/15/24	156,000	166,179
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	207,000	211,284
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	359,000	374,531
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	400,000	408,203

		$1,762,680
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$363,000	$384,278
Medtronic, Inc., 4.375%, 3/15/35 (n)	400,000	444,371

		$828,649
Metals & Mining - 0.3%
Freeport- McMoRan, Inc., 4%, 11/14/21	$400,000	$378,180
Kinross Gold Corp., 5.95%, 3/15/24	102,000	101,430
Plains Exploration & Production Co., 6.875%, 2/15/23	406,000	448,062
Southern Copper Corp., 5.25%, 11/08/42	625,000	562,500

		$1,490,172
Midstream - 1.2%
Energy Transfer Partners LP, 6.5%, 2/01/42	$325,000	$388,810
Enterprise Products Operating LLC, 3.9%, 2/15/24	150,000	158,344
Enterprise Products Operating LLC, 4.85%, 3/15/44	114,000	125,749
Enterprise Products Partners LP, 4.45%, 2/15/43	300,000	315,923
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	300,000	328,393
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	617,000	636,221
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	188,000	200,188
NiSource Finance Corp., 3.85%, 2/15/23	300,000	321,035
NiSource Finance Corp., 4.8%, 2/15/44	300,000	357,815
ONEOK Partners LP, 2%, 10/01/17	500,000	498,194
Plains All American Pipeline LP, 3.6%, 11/01/24	195,000	197,347
Spectra Energy Partners LP, 4.75%, 3/15/24	300,000	332,964
Sunoco Logistics Partners LP, 5.3%, 4/01/44	186,000	197,362
Sunoco Logistics Partners LP, 5.35%, 5/15/45	174,000	185,886
TransCanada PipeLines Ltd., 1.875%, 1/12/18	553,000	557,225
Williams Cos., Inc., 3.7%, 1/15/23	474,000	431,231
Williams Cos., Inc., 5.75%, 6/24/44	400,000	344,358

		$5,577,045
Network & Telecom - 0.4%
Verizon Communications, Inc., 2.625%, 2/21/20 (n)	$858,000	$867,880
Verizon Communications, Inc., 5.15%, 9/15/23	325,000	372,649
Verizon Communications, Inc., 5.05%, 3/15/34	187,000	211,559
Verizon Communications, Inc., 6.55%, 9/15/43	400,000	540,336

		$1,992,424
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24	$147,000	$147,702
Marathon Petroleum Corp., 4.75%, 9/15/44	373,000	366,253

		$513,955
Other Banks & Diversified Financials - 0.7%
BB&T Corp., 3.95%, 4/29/16	$425,000	$441,001
Capital One Bank (USA) N.A., 3.375%, 2/15/23	350,000	356,056
Capital One Financial Corp., 3.75%, 4/24/24	213,000	224,122
Citigroup, Inc., 3.75%, 6/16/24	358,000	377,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Discover Bank, 7%, 4/15/20	$500,000	$602,194
Discover Bank, 4.25%, 3/13/26	162,000	174,342
First Republic Bank, 2.375%, 6/17/19	352,000	359,414
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	338,000	348,130
Macquarie Group Ltd., 3%, 12/03/18 (n)	325,000	336,151
U.S. Bancorp, 3%, 3/15/22	300,000	313,370

		$3,531,874
Pharmaceuticals - 1.2%
AbbVie, Inc., 1.75%, 11/06/17	$712,000	$717,549
Actavis Funding SCS, 2.45%, 6/15/19	588,000	588,201
Actavis Funding SCS, 4.85%, 6/15/44	300,000	313,102
Amgen, Inc., 2.3%, 6/15/16	500,000	509,465
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	200,000	212,837
Celgene Corp., 2.45%, 10/15/15	500,000	505,773
Gilead Sciences, Inc., 2.35%, 2/01/20	54,000	55,628
Gilead Sciences, Inc., 3.7%, 4/01/24	593,000	645,580
Gilead Sciences, Inc., 4.5%, 2/01/45	270,000	310,629
Mylan, Inc., 2.55%, 3/28/19	400,000	406,452
Perrigo Finance PLC, 3.5%, 12/15/21	448,000	469,207
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	368,000	369,550
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	300,000	303,679

		$5,407,652
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/21	$300,000	$348,482

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$150,000	$130,424
Teck Resources Ltd., 5.4%, 2/01/43	250,000	203,642

		$334,066
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24	$300,000	$341,293

Railroad & Shipping - 0.2%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500,000	$606,436
CSX Corp., 4.1%, 3/15/44	325,000	349,282

		$955,718
Real Estate - Apartment - 0.3%
ERP Operating LP, REIT, 5.375%, 8/01/16	$400,000	$426,000
ERP Operating LP, REIT, 4.625%, 12/15/21	750,000	838,625

		$1,264,625
Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 3.875%, 8/15/24	$164,000	$171,366
HCP, Inc., REIT, 3.4%, 2/01/25	600,000	605,990
Ventas Realty LP, 3.5%, 2/01/25	1,000,000	1,021,189

		$1,798,545
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,150,000	$1,230,219
Vornado Realty LP, REIT, 2.5%, 6/30/19	460,000	464,495

		$1,694,714

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Retail - 0.4%
DDR Corp., REIT, 3.625%, 2/01/25	$874,000	$885,160
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	388,000	388,859
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	400,000	448,223

		$1,722,242
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43	$165,000	$193,295

Retailers - 0.5%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$279,000	$310,553
Gap, Inc., 5.95%, 4/12/21	625,000	727,009
Home Depot, Inc., 2%, 6/15/19	400,000	408,740
Home Depot, Inc., 4.875%, 2/15/44	300,000	371,213
Wal-Mart Stores, Inc., 4.3%, 4/22/44	400,000	461,185

		$2,278,700
Specialty Chemicals - 0.3%
Ecolab, Inc., 2.25%, 1/12/20	$700,000	$710,125
Ecolab, Inc., 4.35%, 12/08/21	400,000	446,198
Mexichem S.A.B. de C.V., 6.75%, 9/19/42	300,000	319,875

		$1,476,198
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/23	$325,000	$325,685
American Tower Corp., REIT, 5%, 2/15/24	400,000	438,334
SBA Tower Trust, 2.898%, 10/15/19 (n)	618,000	629,028

		$1,393,047
Tobacco - 0.2%
Altria Group, Inc., 2.95%, 5/02/23	$259,000	$261,274
Altria Group, Inc., 4%, 1/31/24	325,000	352,586
Lorillard Tobacco Co., 8.125%, 6/23/19	266,000	327,079
Philip Morris International, Inc., 4.875%, 11/15/43	230,000	272,780

		$1,213,719
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$93,000	$130,760
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	191,000	201,617

		$332,377
Utilities - Electric Power - 1.0%
Alabama Power Co., 4.15%, 8/15/44	$140,000	$159,880
American Electric Power Co., Inc., 1.65%, 12/15/17	312,000	314,355
Berkshire Hathaway Energy, 4.5%, 2/01/45	506,000	568,458
CMS Energy Corp., 3.875%, 3/01/24	700,000	757,325
Dominion Resources, Inc., 2.5%, 12/01/19	500,000	512,565
Dominion Resources, Inc., 3.625%, 12/01/24	500,000	528,389
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	368,000	379,286
PG&E Corp., 2.4%, 3/01/19	403,000	410,682
PPL Capital Funding, Inc., 5%, 3/15/44	285,000	348,037
PPL Corp., 4.2%, 6/15/22	300,000	327,775
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	200,000	230,889

		$4,537,641
Total Bonds		$88,683,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - 0.2%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	8,513	$977,361

Convertible Preferred Stocks - 0.0%
Telecommunications - Wireless - 0.0%
T-Mobile U.S., Inc. (a)	1,083	$61,763

	Strike Price		First Exercise
Warrants - 0.0%
Food & Drug Stores - 0.0%
Brasil Pharma S.A. (1 share for 1 warrant) (a)	BRL	5.5	6/24/16	3,148	$35
Issuer/Expiration Date/Strike Price				Number of Contracts
Call Options Purchased - 0.1%
S&P 500 Index-June 2015 @ $ 2,100				112	$341,600

Put Options Purchased - 0.5%
S&P 500 Index-December 2016 @ $ 1,700				201	$2,361,750
Issuer				Shares/Par
Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)				16,076,491	$16,076,491
Total Investments					$420,263,709

Other Assets, Less Liabilities - 8.9%					40,868,381
Net Assets - 100.0%					$461,132,090

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,845,630, representing 2.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At January 31, 2015, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petroleos Mexicanos, 4.5%, 1/23/26	1/15/15	$294,470	$294,558
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	19,270,000	4/23/15	$15,719,503	$14,925,172	$794,331
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	3/03/15	294,528	281,177	13,351
SELL	CAD	JPMorgan Chase Bank N.A.	1,665,000	4/23/15	1,385,641	1,308,995	76,646
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	3/19/15	569,066	558,824	10,242
SELL	EUR	Deutsche Bank AG	14,460,000	3/23/15	17,981,328	16,346,770	1,634,558
SELL	GBP	Barclays Bank PLC	6,545,000	4/23/15	9,952,602	9,852,626	99,976
SELL	GBP	Deutsche Bank AG	18,015,000	3/23/15	28,120,424	27,125,257	995,167
SELL	HKD	JPMorgan Chase Bank N.A.	19,825,000	4/23/15	2,557,958	2,557,207	751
BUY	INR	JPMorgan Chase Bank N.A.	1,017,530,000	3/19/15	16,194,971	16,279,545	84,574
SELL	MYR	JPMorgan Chase Bank N.A.	61,121,000	3/19/15	17,991,823	16,784,629	1,207,194
SELL	NZD	Barclays Bank PLC	46,535,000	4/23/15	35,960,574	33,594,317	2,366,257
BUY	PHP	JPMorgan Chase Bank N.A.	412,000,000	3/19/15	9,150,234	9,326,504	176,270
SELL	SEK	JPMorgan Chase Bank N.A.	64,420,000	3/23/15	8,034,033	7,789,105	244,928
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	4/23/15	886,122	867,639	18,483

							$7,722,728

Liability Derivatives
BUY	CHF	Goldman Sachs International	3,865,000	3/23/15	$4,437,836	$4,219,804	$(218,032)
SELL	CHF	Deutsche Bank AG	3,810,000	3/23/15	3,786,136	4,159,755	(373,619)
SELL	CHF	JPMorgan Chase Bank N.A.	30,690,000	3/23/15	31,787,594	33,507,315	(1,719,721)
BUY	GBP	JPMorgan Chase Bank N.A.	11,354,110	3/23/15	17,138,163	17,095,928	(42,235)
BUY	HUF	Deutsche Bank AG	2,114,100,000	3/23/15	8,498,532	7,676,100	(822,432)
SELL	JPY	Deutsche Bank AG	932,700,000	3/23/15	7,888,250	7,946,967	(58,717)
SELL	JPY	Goldman Sachs International	269,600,000	3/23/15	2,257,257	2,297,097	(39,840)
SELL	KRW	JPMorgan Chase Bank N.A.	19,523,000,000	3/19/15	17,553,340	17,821,805	(268,465)
BUY	MXN	JPMorgan Chase Bank N.A.	242,620,000	3/23/15	16,303,781	16,135,870	(167,911)
BUY	SEK	JPMorgan Chase Bank N.A.	42,370,000	3/23/15	5,568,801	5,123,011	(445,790)

							$(4,156,762)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	45	$13,596,019	March - 2015	$1,317,781
DJ Euro Stroxx 50 Index (Long)	EUR	1,988	74,963,703	March - 2015	1,817,735
FTSE China A50 Index (Short)	USD	2,096	21,648,661	February - 2015	1,804,318
Hang Seng Index (Short)	HKD	20	3,146,581	February - 2015	58,491
MSCI Singapore Index (Short)	SGD	59	3,310,103	February - 2015	36,463
S&P 500 Index (Short)	USD	251	124,772,100	March - 2015	1,142,857

					$6,177,645

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	59	$5,990,966	February - 2015	$(410,160)
ASX SPI 200 Index (Short)	AUD	66	7,104,906	March - 2015	(471,755)
CAC 40 Index (Short)	EUR	258	13,432,706	February - 2015	(1,106,931)
Canadian S&P/TSX 60 Index (Short)	CAD	13	1,750,453	March - 2015	(100,970)
E-mini MSCI Emerging Markets Index (Short)	USD	183	8,706,225	March - 2015	(290,834)
E-mini NASDAQ-100 (Long)	USD	15	1,242,375	March - 2015	(27,531)
E-mini Russell 2000 Index (Short)	USD	226	26,243,120	March - 2015	(429,942)
E-mini S&P MidCap 400 Index (Short)	USD	169	24,190,660	March - 2015	(283,481)
FTSE 100 Index (Short)	GBP	87	8,787,502	March - 2015	(140,155)
Hang Seng China Enterprises Index (Long)	HKD	296	22,098,124	February - 2015	(1,276,633)
KOSPI 200 Index (Long)	KRW	111	12,625,392	March - 2015	(203,189)
MSCI Taiwan Index (Long)	USD	244	8,444,483	February - 2015	(138,168)
OMX Index (Short)	SEK	1,501	28,521,757	February - 2015	(2,147,445)
Topix Index (Short)	JPY	165	19,641,560	March - 2015	(645,666)

					$(7,672,860)

Swap Agreements at 1/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$799,630
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	362,695
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	416,088
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	132,573
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	492,318
2/13/23	AUD	3,800,000	Citibank N.A.	3.985% (fixed rate)	6-Month BBSW	310,814
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	82,793
4/26/23	AUD	5,100,000	Citibank N.A.	3.87% (fixed rate)	6-Month BBSW	374,303
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	775,392

						$3,746,606

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements at 1/31/15

Expiration	Notional Amount		Counterparty		Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
6/05/24	AUD	9,800,000	Deutsche Bank		4.125% (fixed rate)	6-Month BBSW	$912,514
12/023/24	AUD	39,200,000	Citibank N.A.		3.2575% (fixed rate)	6-Month BBSW	1,375,184

							$2,287,698

Credit Default Swap Agreements
12/20/19	USD	181,000,000	Citibank N.A.	(a)	1.00% (fixed rate)	(1)	$2,721,623

							$5,009,321

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $2,614,163.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At January 31, 2015, the fund had cash collateral of $32,259,054 and other liquid securities with an aggregate value of $519,224 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$216,077,874	$2,361,750	$—	$218,439,624
United Kingdom	24,045,556	—	—	24,045,556
Japan	—	15,957,347	—	15,957,347
France	11,778,807	—	—	11,778,807
Switzerland	10,798,244	—	—	10,798,244
Germany	8,733,128	—	—	8,733,128
Taiwan	2,854,566	637,178	—	3,491,744
Hong Kong	460,173	2,455,253	—	2,915,426
Canada	2,632,273	34,511	—	2,666,784
Other Countries	12,132,591	4,544,097	—	16,676,688
Non-U.S. Sovereign Debt	—	547,438	—	547,438
U.S. Corporate Bonds	—	79,096,065	—	79,096,065
Foreign Bonds	—	9,040,367	—	9,040,367
Mutual Funds	16,076,491	—	—	16,076,491
Total Investments	$305,589,703	$114,674,006	$—	$420,263,709

Other Financial Instruments
Futures Contracts	$(659,076)	$(836,139)	$—	$(1,495,215)
Swap Agreements	—	8,755,927	—	8,755,927
Forward Foreign Currency Exchange Contracts	—	3,565,966	—	3,565,966

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,040,117 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $713,614 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$405,102,190
Gross unrealized appreciation	29,310,001
Gross unrealized depreciation	(14,148,482)
Net unrealized appreciation (depreciation)	$15,161,519

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,198,412	72,326,898	(95,448,819)	16,076,491

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,731	$16,076,491

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	53.9%
Germany	22.5%
Australia	12.0%
United Kingdom	8.2%
South Korea	2.9%
Taiwan	2.6%
Switzerland	2.3%
Netherland	(0.7)%
Sweden	(5.7)%
Other Countries	2.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

January 31, 2015

MFS® COMMODITY STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 72.0%
Asset-Backed & Securitized - 9.4%
Americredit Automobile Receivable Trust, 2015-1, “A2A”, 0.77%, 4/09/18	$2,000,000	$2,000,292
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	205,054	205,060
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.447%, 10/10/17	853,832	853,321
ARI Fleet Lease Trust, “A”, FRN, 0.716%, 3/15/20 (n)	234,172	233,907
ARI Fleet Lease Trust, “A”, FRN, 0.466%, 1/15/21 (n)	335,849	335,102
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	960,000	959,957
Babson Ltd., CLO, “A1”, FRN, 0.481%, 1/18/21 (z)	493,198	489,567
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	849,954	849,585
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.486%, 2/21/17	1,729,000	1,729,043
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.548%, 3/21/16	755,346	755,138
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	2,500,000	2,500,000
Cent CDO XI Ltd., “A1”, FRN, 0.516%, 4/25/19 (n)	626,889	619,836
Chesapeake Funding LLC, “A”, FRN, 0.918%, 11/07/23 (n)	326,052	326,762
Chesapeake Funding LLC, “A”, FRN, 0.618%, 1/07/25 (n)	1,145,359	1,144,419
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	297,679	297,724
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	800,000	846,867
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	223,832	223,899
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	2,300,000	2,300,345
CNH Wholesale Master Note Trust, “A”, FRN, 0.766%, 8/15/19 (n)	1,444,000	1,447,235
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.898%, 9/15/39	475,530	511,798
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	587,101	638,938
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,882,868	1,882,750
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	1,347,862	1,348,408
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	380,170	380,301
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	406,000	414,869
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	1,602,000	1,634,714
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.548%, 7/20/19	1,700,000	1,695,051
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	263,322	263,517
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	729,631	730,155
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	2,500,000	2,502,745
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.716%, 12/10/27 (n)	1,900,853	1,901,509
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	173,123	173,128
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	1,300,000	1,299,606
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	524,743	525,004
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	48,608	48,613
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	748,099	799,048
Kingsland III Ltd., “A1”, CDO, FRN, 0.447%, 8/24/21 (n)	390,442	388,489
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	571,167	570,823
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (z)	2,000,000	2,000,140
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	266,364	266,360
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.486%, 2/15/17	1,351,000	1,350,989
Motor PLC, “A1”, FRN, 0.648%, 8/25/21 (n)	659,376	659,411
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.436%, 1/15/16	948,826	948,868
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.466%, 2/15/18	1,300,000	1,299,766
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.566%, 2/15/20	1,140,000	1,140,000
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	234,397	234,434
Race Point CLO Ltd., “A1A”, FRN, 0.432%, 8/01/21 (n)	675,201	670,951
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	1,009,034	1,009,554
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.378%, 10/20/16	1,704,704	1,703,694
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.518%, 7/22/19 (n)	2,700,000	2,693,409
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	1,794,354	1,794,019
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	590,000	590,923

		$52,190,043

1

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 2.9%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$388,000	$389,748
American Honda Finance Corp., 1%, 8/11/15 (n)	810,000	813,080
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	700,000	702,159
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	520,000	533,686
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,300,000	1,313,808
Daimler Finance North America LLC, FRN, 0.912%, 8/01/16 (n)	480,000	482,422
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	360,000	372,824
Ford Motor Credit Co. LLC, FRN, 0.755%, 9/08/17	1,860,000	1,842,397
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	600,000	600,869
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	570,000	589,890
Hyundai Capital America, 1.625%, 10/02/15 (n)	710,000	713,452
Nissan Motor Acceptance Corp., FRN, 0.954%, 9/26/16 (n)	1,180,000	1,185,551
Nissan Motor Acceptance Corp., FRN, 0.784%, 3/03/17 (n)	1,000,000	1,000,602
Toyota Motor Credit Corp., 3.2%, 6/17/15	600,000	606,360
Toyota Motor Credit Corp., FRN, 0.646%, 1/17/19	1,620,000	1,617,429
Volkswagen Group of America Finance LLC, FRN, 0.602%, 5/23/17 (n)	1,260,000	1,258,251
Volkswagen Group of America Finance LLC, FRN, 0.671%, 11/20/17 (n)	1,500,000	1,500,399
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	570,000	570,753

		$16,093,680
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.865%, 10/06/15 (n)	$310,000	$311,034
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	1,000,000	1,012,990
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	840,000	841,158
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	1,000,000	1,006,200
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	700,000	707,895
National Bank of Canada, 2.2%, 10/19/16 (n)	1,060,000	1,084,354
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	400,936
SpareBank 1 Boligkreditt A.S., 2.625%, 5/26/16 (n)	750,000	768,072

		$6,132,639
Broadcasting - 0.4%
Scripps Networks Interactive, 2.75%, 11/15/19	$348,000	$357,258
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	371,000	375,725
Viacom, Inc., 1.25%, 2/27/15	800,000	800,327
Walt Disney Co., 0.45%, 12/01/15	800,000	800,512

		$2,333,822
Brokerage & Asset Managers - 0.2%
BlackRock, Inc., 1.375%, 6/01/15	$500,000	$501,737
Franklin Resources, Inc., 1.375%, 9/15/17	182,000	182,793
NYSE Euronext, 2%, 10/05/17	486,000	494,250

		$1,178,780
Business Services - 0.3%
Cisco Systems, Inc., FRN, 0.514%, 3/03/17	$1,800,000	$1,797,734

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$520,000	$531,610
NBCUniversal Enterprise Co., FRN, 0.79%, 4/15/16 (n)	870,000	871,456

		$1,403,066
Chemicals - 0.4%
CF Industries, Inc., 6.875%, 5/01/18	$1,487,000	$1,701,397
LyondellBasell Industries N.V., 5%, 4/15/19	390,000	431,536

		$2,132,933

2

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2/01/15	$700,000	$700,000

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.482%, 5/03/18	$910,000	$910,000

Conglomerates - 0.9%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,141,000	$1,152,031
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	1,156,000	1,182,069
General Electric Co., 0.85%, 10/09/15	450,000	451,515
Pentair Finance S.A., 1.35%, 12/01/15	1,510,000	1,514,207
United Technologies Corp., FRN, 0.733%, 6/01/15	460,000	460,776

		$4,760,598
Consumer Products - 1.1%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$530,000	$535,488
Mattel, Inc., 1.7%, 3/15/18	226,000	226,356
Mattel, Inc., 2.5%, 11/01/16	400,000	407,470
Newell Rubbermaid, Inc., 2.05%, 12/01/17	426,000	429,209
Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,450,000	1,479,928
Procter & Gamble Co., 0.75%, 11/04/16	1,230,000	1,234,490
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	1,890,000	1,921,652

		$6,234,593
Consumer Services - 0.4%
eBay, Inc., 1.35%, 7/15/17	$507,000	$505,177
Experian Finance PLC, 2.375%, 6/15/17 (n)	462,000	465,975
Western Union Co., 2.375%, 12/10/15	330,000	334,124
Western Union Co., FRN, 1.231%, 8/21/15	1,020,000	1,022,897

		$2,328,173
Electrical Equipment - 0.2%
Amphenol Corp., 1.55%, 9/15/17	$830,000	$836,357
Arrow Electronics, Inc., 3%, 3/01/18	240,000	247,791

		$1,084,148
Electronics - 1.0%
Applied Materials, Inc., 2.65%, 6/15/16	$750,000	$766,253
Intel Corp., 1.35%, 12/15/17	1,052,000	1,059,983
Tyco Electronics Group S.A., 1.6%, 2/03/15	500,000	500,000
Tyco Electronics Group S.A., 2.375%, 12/17/18	281,000	287,353
Tyco Electronics Group S.A., FRN, 0.452%, 1/29/16	2,200,000	2,199,567
Xilinx, Inc., 2.125%, 3/15/19	890,000	902,427

		$5,715,583
Emerging Market Quasi-Sovereign - 0.5%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$730,000	$728,400
Korea Development Bank, 1%, 1/22/16	710,000	710,199
Korea Gas Corp., 2.25%, 7/25/17 (n)	440,000	445,429
Petroleos Mexicanos, 3.125%, 1/23/19	321,000	322,605
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	567,000	560,016

		$2,766,649
Energy - Independent - 0.8%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,545,000	$1,717,519
Canadian Natural Resources Ltd., FRN, 0.631%, 3/30/16	840,000	838,575
Encana Corp., 5.9%, 12/01/17	585,000	636,228

3

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Southwestern Energy Co., 3.3%, 1/23/18	$590,000	$596,368
Southwestern Energy Co., 7.5%, 2/01/18	470,000	522,003

		$4,310,693
Energy - Integrated - 1.4%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$970,000	$997,535
BP Capital Markets PLC, 3.125%, 10/01/15	600,000	609,716
BP Capital Markets PLC, 0.7%, 11/06/15	650,000	650,401
BP Capital Markets PLC, 2.521%, 1/15/20	806,000	821,618
Chevron Corp., 0.889%, 6/24/16	370,000	372,092
Chevron Corp., 1.104%, 12/05/17	567,000	566,902
Shell International Finance B.V., 1.125%, 8/21/17	550,000	551,792
Shell International Finance B.V., FRN, 0.442%, 11/15/16	1,800,000	1,800,949
Total Capital International S.A., 1.5%, 2/17/17	600,000	606,880
Total Capital S.A., 3%, 6/24/15	520,000	525,403

		$7,503,288
Financial Institutions - 0.7%
General Electric Capital Corp., FRN, 0.838%, 12/11/15	$410,000	$411,979
General Electric Capital Corp., FRN, 0.851%, 1/08/16	580,000	582,958
General Electric Capital Corp., FRN, 0.482%, 1/14/16	2,100,000	2,103,704
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	540,000	557,187
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	405,000	410,395

		$4,066,223
Food & Beverages - 4.0%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$200,000	$201,296
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	520,000	521,564
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	890,000	897,829
Coca-Cola Co., 1.15%, 4/01/18	470,000	471,854
Coca-Cola Co., FRN, 0.332%, 11/01/16	1,690,000	1,691,467
Diageo Capital PLC, 1.5%, 5/11/17	850,000	859,125
General Mills, Inc., 5.2%, 3/17/15	200,000	201,154
General Mills, Inc., 1.4%, 10/20/17	2,300,000	2,308,478
General Mills, Inc., FRN , 0.552%, 1/29/16	430,000	429,536
Heineken N.V., 0.8%, 10/01/15 (n)	440,000	440,665
Ingredion, Inc., 3.2%, 11/01/15	170,000	172,632
Ingredion, Inc., 1.8%, 9/25/17	314,000	314,724
Kellogg Co., 4.45%, 5/30/16	320,000	334,591
Kraft Foods Group, Inc., 1.625%, 6/04/15	920,000	922,717
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,560,000	1,771,126
Molson Coors Brewing Co., 2%, 5/01/17	960,000	972,871
PepsiCo, Inc., 2.5%, 5/10/16	970,000	992,968
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	2,130,000	2,194,850
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	600,000	614,506
SABMiller Holdings, Inc., FRN, 0.922%, 8/01/18 (n)	1,530,000	1,534,734
Tyson Foods, Inc., 6.6%, 4/01/16	1,400,000	1,490,208
Tyson Foods, Inc., 2.65%, 8/15/19	869,000	892,687
Want Want China Finance Co., 1.875%, 5/14/18 (n)	680,000	669,051
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	791,000	794,341
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	96,000	98,078

		$21,793,052
Food & Drug Stores - 0.9%
CVS Health Corp., 3.25%, 5/18/15	$600,000	$604,835
CVS Health Corp., 1.2%, 12/05/16	550,000	554,754

4

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - continued
Walgreen Co., 1%, 3/13/15	$650,000	$650,410
Walgreen Co., 1.8%, 9/15/17	1,229,000	1,242,514
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,700,000	1,715,686

		$4,768,199
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$580,000	$594,138

Insurance - 1.7%
Aflac, Inc., 3.45%, 8/15/15	$700,000	$710,662
American International Group, Inc., 5.85%, 1/16/18	512,000	577,584
American International Group, Inc., 2.3%, 7/16/19	2,320,000	2,359,271
Lincoln National Corp., 4.3%, 6/15/15	250,000	253,279
MetLife Global Funding I, FRN, 0.632%, 4/10/17 (n)	1,700,000	1,704,352
MetLife, Inc., 1.756%, 12/15/17	178,000	180,076
Metropolitan Life Global Funding I, 0.783%, 7/15/16 (n)	980,000	983,986
PRICOA Global Funding I, FRN, 0.501%, 8/19/15 (n)	550,000	550,388
Prudential Financial, Inc., FRN, 1.012%, 8/15/18	1,250,000	1,254,773
UnumProvident Corp., 6.85%, 11/15/15 (n)	150,000	156,822
Voya Financial, Inc., 2.9%, 2/15/18	423,000	436,059

		$9,167,252
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/17	$100,000	$100,740
Wellpoint, Inc., 1.25%, 9/10/15	20,000	20,060

		$120,800
Insurance - Property & Casualty - 0.5%
ACE Ltd., 2.6%, 11/23/15	$550,000	$558,689
Aon Corp., 3.5%, 9/30/15	600,000	610,667
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	1,300,000	1,328,529

		$2,497,885
International Market Quasi-Sovereign - 2.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$1,150,000	$1,160,054
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	1,110,000	1,118,251
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	590,000	605,454
Electricite de France, 2.15%, 1/22/19 (n)	1,200,000	1,223,808
FMS Wertmanagement, 0.625%, 4/18/16	1,020,000	1,023,329
KfW Bankengruppe, 0.5%, 9/30/15	1,250,000	1,252,119
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	580,000	580,186
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,200,000	1,212,023
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	560,000	561,536
Kommunalbanken A.S., 1%, 3/15/18 (n)	330,000	328,968
Kommunalbanken A.S., FRN, 0.384%, 10/31/16 (n)	160,000	160,139
Municipality Finance PLC, 2.375%, 5/16/16	1,180,000	1,209,321
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	230,000	230,748
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,570,000	1,590,418
Statoil A.S.A., 1.8%, 11/23/16	350,000	356,092
Statoil A.S.A., FRN, 0.522%, 5/15/18	852,000	848,140
Statoil A.S.A., FRN, 0.691%, 11/08/18	490,000	488,367

		$13,948,953
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$1,070,000	$1,070,006
Kingdom of Denmark, 0.875%, 3/20/17 (n)	500,000	502,220

5

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Sweden, 1%, 2/27/18 (n)	$1,100,000	$1,101,198
Republic of Finland, 1.25%, 10/19/15 (n)	1,300,000	1,309,409
Republic of Iceland, 4.875%, 6/16/16 (n)	1,037,000	1,081,235

		$5,064,068
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/19	$539,000	$543,848

Local Authorities - 1.2%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$3,200,000	$3,201,331
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	450,000	451,948
Province of Ontario, 4.5%, 2/03/15	1,000,000	1,000,000
Province of Ontario, 1.1%, 10/25/17	1,110,000	1,111,970
State of Illinois, 4.961%, 3/01/16	620,000	644,397

		$6,409,646
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$570,000	$571,499

Major Banks - 7.7%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$1,420,000	$1,501,010
ABN AMRO Bank N.V., FRN, 0.645%, 6/06/16 (n)	1,130,000	1,128,627
Bank of Montreal, 1.45%, 4/09/18	3,010,000	3,010,202
Bank of New York Mellon Corp., 2.2%, 5/15/19	1,650,000	1,683,183
Bank of Nova Scotia, FRN, 0.64%, 3/15/16	1,420,000	1,425,250
Bank of Nova Scotia, FRN, 0.773%, 7/15/16	420,000	422,073
BNP Paribas, 2.7%, 8/20/18	1,090,000	1,125,220
BNP Paribas, FRN, 0.829%, 12/12/16	280,000	280,669
BNP Paribas, FRN, 0.722%, 3/17/17	600,000	600,361
Canadian Imperial Bank of Commerce, FRN, 0.776%, 7/18/16	840,000	843,924
Commonwealth Bank of Australia, FRN, 0.747%, 9/20/16 (n)	1,020,000	1,024,291
Commonwealth Bank of Australia, FRN, 0.6%, 3/13/17 (n)	410,000	410,247
Commonwealth Bank of Australia, FRN, 0.505%, 9/08/17 (n)	1,800,000	1,799,032
DBS Bank Ltd., 2.35%, 2/28/17 (n)	770,000	788,682
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	1,135,000	1,180,852
HSBC Bank PLC, 3.1%, 5/24/16 (n)	310,000	319,835
HSBC Bank PLC, FRN, 0.872%, 5/15/18 (n)	1,294,000	1,298,193
HSBC USA, Inc., 2.375%, 2/13/15	350,000	350,215
HSBC USA, Inc., 1.625%, 1/16/18	170,000	170,769
Huntington National Bank, FRN, 0.681%, 4/24/17	1,910,000	1,907,185
ING Bank N.V., 3.75%, 3/07/17 (n)	424,000	445,813
ING Bank N.V., FRN, 1.185%, 3/07/16 (n)	540,000	542,593
ING Bank N.V., FRN, 1.894%, 9/25/15 (n)	560,000	565,328
KeyCorp, 3.75%, 8/13/15	650,000	661,796
Mizuho Bank Ltd., FRN, 0.704%, 9/25/17 (n)	1,800,000	1,801,352
National Australia Bank Ltd., 2%, 3/09/15	770,000	771,271
Nordea Bank AB, FRN, 0.693%, 5/13/16 (n)	1,000,000	1,003,566
Nordea Bank AB, FRN, 0.615%, 4/04/17 (n)	410,000	410,425
PNC Bank N.A., 1.3%, 10/03/16	790,000	796,735
PNC Bank N.A., 1.15%, 11/01/16	1,200,000	1,205,714
PNC Bank N.A., 1.5%, 10/18/17	1,240,000	1,250,624
PNC Bank N.A., 2.25%, 7/02/19	1,140,000	1,159,769
PNC Bank N.A., FRN, 0.566%, 1/28/16	560,000	560,829
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,050,000	1,060,241
Standard Chartered PLC, 3.85%, 4/27/15 (n)	420,000	423,112

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
State Street Bank & Trust Co., FRN, 0.435%, 12/08/15	$678,000	$677,402
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	740,000	742,963
Sumitomo Mitsui Banking Corp., FRN, 0.574%, 7/11/17	1,400,000	1,393,860
Wells Fargo & Co., 1.25%, 2/13/15	840,000	840,193
Wells Fargo & Co., FRN, 0.786%, 7/20/16	760,000	762,570
Wells Fargo & Co., FRN, 0.495%, 9/08/17	1,880,000	1,873,191
Westpac Banking Corp., 0.95%, 1/12/16	1,180,000	1,184,856
Westpac Banking Corp., 2%, 8/14/17	400,000	407,641
Westpac Banking Corp., FRN, 0.561%, 5/19/17	1,000,000	999,534

		$42,811,198
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 1/15/17	$390,000	$396,072
Becton, Dickinson and Co., 1.75%, 11/08/16	300,000	303,784
Becton, Dickinson and Co., 1.8%, 12/15/17	1,500,000	1,512,977
CareFusion Corp., 1.45%, 5/15/17	420,000	420,278
Catholic Health Initiatives, 1.6%, 11/01/17	400,000	400,263
Covidien International Finance S.A., 6%, 10/15/17	401,000	450,329
Covidien International Finance S.A., 1.35%, 5/29/15	650,000	651,782
Express Scripts Holding Co., 2.1%, 2/12/15	1,100,000	1,100,631
Laboratory Corp. of America Holdings Co., 2.625%, 2/01/20	870,000	879,918
McKesson Corp., 0.95%, 12/04/15	740,000	742,097
McKesson Corp., 3.25%, 3/01/16	470,000	480,945
McKesson Corp., FRN, 0.637%, 9/10/15	750,000	750,214
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	840,000	854,683

		$8,943,973
Medical Equipment - 0.1%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$260,000	$261,760

Metals & Mining - 0.9%
Barrick Gold Corp., 2.5%, 5/01/18	$360,000	$364,500
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	290,000	308,400
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	890,000	884,323
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	420,000	405,473
Glencore Funding LLC, FRN, 1.395%, 5/27/16 (n)	1,520,000	1,527,136
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	1,530,000	1,561,322

		$5,051,154
Midstream - 1.0%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$430,000	$430,959
Enterprise Products Operating LP, 3.7%, 6/01/15	500,000	504,254
Enterprise Products Operating LP, 6.5%, 1/31/19	930,000	1,082,443
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	660,000	658,630
ONEOK Partners LP, 3.2%, 9/15/18	790,000	807,277
TransCanada PipeLines Ltd., 1.875%, 1/12/18	522,000	525,989
TransCanada PipeLines Ltd., FRN, 0.936%, 6/30/16	1,190,000	1,193,356

		$5,202,908
Mortgage-Backed - 1.8%
Fannie Mae, 0.594%, 8/25/15	$915,437	$915,540
Fannie Mae, 5.138%, 2/01/16	450,688	460,897
Fannie Mae, 1.114%, 2/25/17	845,874	850,180
Fannie Mae, 4.5%, 4/01/24	912,376	985,816
Fannie Mae, 4%, 3/01/25	107,236	115,377
Fannie Mae, 4.5%, 5/01/25	326,787	353,118

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, FRN, 0.457%, 12/25/17	$828,315	$828,727
Fannie Mae, FRN, 0.416%, 5/25/18	881,140	881,448
Fannie Mae, TBA, 3%, 3/18/30	750,000	787,178
Freddie Mac, 1.655%, 11/25/16	228,564	231,485
Freddie Mac, 1.426%, 8/25/17	272,000	274,885
Freddie Mac, 4%, 7/01/25	587,554	626,137
Freddie Mac, 3.5%, 8/01/26	777,022	826,031
Freddie Mac, 2.5%, 7/01/28	1,764,218	1,827,716

		$9,964,535
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,400,000	$1,409,422

Natural Gas - Distribution - 0.1%
GDF SUEZ, 1.625%, 10/10/17 (n)	$740,000	$746,214

Network & Telecom - 1.9%
AT&T, Inc., 0.8%, 12/01/15	$1,430,000	$1,430,878
AT&T, Inc., 2.4%, 8/15/16	160,000	163,566
AT&T, Inc., FRN, 0.618%, 2/12/16	140,000	140,037
AT&T, Inc., FRN, 1.145%, 11/27/18	1,570,000	1,591,182
British Telecommunications PLC, 2.35%, 2/14/19	1,090,000	1,110,999
France Telecom, 2.125%, 9/16/15	700,000	705,594
Verizon Communications, Inc., 0.7%, 11/02/15	970,000	969,442
Verizon Communications, Inc., 1.35%, 6/09/17	580,000	579,328
Verizon Communications, Inc., FRN, 1.77%, 9/15/16	1,850,000	1,883,185
Verizon Communications, Inc., FRN, 1.012%, 6/17/19	1,740,000	1,748,138

		$10,322,349
Oil Services - 0.2%
Noble Corp., 3.45%, 8/01/15	$260,000	$262,146
Transocean, Inc., 5.05%, 12/15/16	650,000	641,875
Transocean, Inc., 2.5%, 10/15/17	292,000	256,137

		$1,160,158
Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$350,000	$350,488

Other Banks & Diversified Financials - 4.8%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$439,000	$460,623
American Express Centurion Bank, FRN, 0.683%, 11/13/15	500,000	501,051
American Express Credit Corp., 2.8%, 9/19/16	420,000	432,910
American Express Credit Corp., FRN, 1.339%, 6/12/15	50,000	50,176
Banco Santander Chile, FRN, 1.152%, 4/11/17 (n)	1,410,000	1,403,868
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.684%, 2/26/16 (n)	550,000	550,765
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.845%, 9/09/16 (n)	1,320,000	1,325,445
Banque Federative du Credit Mutuel, FRN, 1.106%, 10/28/16 (n)	420,000	422,515
Banque Federative du Credit Mutuel, FRN, 1.106%, 1/20/17 (n)	1,010,000	1,015,859
BPCE S.A., 1.625%, 1/26/18	1,430,000	1,429,949
Capital One Financial Corp., 2.45%, 4/24/19	420,000	425,605
Capital One Financial Corp., 2.15%, 3/23/15	750,000	751,660
Capital One Financial Corp., FRN, 0.871%, 11/06/15	320,000	320,676
Corpbanca, 3.875%, 9/22/19 (n)	554,000	554,189
Danske Bank A.S., 3.75%, 4/01/15 (n)	690,000	693,536
Fifth Third Bancorp, 1.35%, 6/01/17	1,800,000	1,807,540

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Fifth Third Bancorp, 2.3%, 3/01/19	$364,000	$369,693
First Republic Bank, 2.375%, 6/17/19	278,000	283,855
Groupe BPCE S.A., 2.5%, 12/10/18	920,000	941,848
Groupe BPCE S.A., FRN, 1.506%, 4/25/16	1,700,000	1,716,929
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	640,000	650,246
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	660,000	668,723
Lloyds Bank PLC, 2.3%, 11/27/18	630,000	643,716
Macquarie Bank Ltd., 5%, 2/22/17 (n)	1,076,000	1,153,774
Macquarie Bank Ltd., FRN, 0.886%, 10/27/17 (n)	1,900,000	1,899,896
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	480,000	483,564
SunTrust Banks, Inc., 3.5%, 1/20/17	598,000	625,766
Svenska Handelsbanken AB, 2.875%, 4/04/17	566,000	587,012
Svenska Handelsbanken AB, FRN, 0.697%, 3/21/16	1,290,000	1,294,844
Svenska Handelsbanken AB, FRN, 0.722%, 9/23/16	250,000	250,934
Swedbank AB, 2.125%, 9/29/17 (n)	2,462,000	2,503,780
Union Bank, 3%, 6/06/16	280,000	287,692

		$26,508,639
Pharmaceuticals - 1.4%
AbbVie, Inc., FRN, 0.991%, 11/06/15	$730,000	$732,421
Amgen, Inc., 2.3%, 6/15/16	440,000	448,329
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,860,000	1,875,760
Bristol-Myers Squibb Co., 0.875%, 8/01/17	1,087,000	1,084,728
Celgene Corp., 2.45%, 10/15/15	532,000	538,142
Mylan, Inc., 1.8%, 6/24/16	790,000	795,578
Mylan, Inc., 1.35%, 11/29/16	205,000	204,778
Sanofi, 1.25%, 4/10/18	1,400,000	1,401,404
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	330,000	331,063

		$7,412,203
Printing & Publishing - 0.3%
Pearson PLC, 4%, 5/17/16 (n)	$1,000,000	$1,036,664
Thomson Reuters Corp., 0.875%, 5/23/16	740,000	740,716

		$1,777,380
Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$925,000	$968,843

Real Estate - Healthcare - 0.1%
Health Care REIT, Inc., 2.25%, 3/15/18	$264,000	$267,638
Ventas Realty LP, REIT, 1.55%, 9/26/16	470,000	473,511

		$741,149
Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/17	$330,000	$330,969
Vornado Realty LP, REIT, 2.5%, 6/30/19	595,000	600,814

		$931,783
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$302,000	$302,668
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	670,000	673,493

		$976,161
Retailers - 0.3%
Dollar General Corp., 1.875%, 4/15/18	$195,000	$192,768
Target Corp., 2.3%, 6/26/19	910,000	937,845

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	$300,000	$308,300
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	421,000	424,276

		$1,863,189
Specialty Chemicals - 0.2%
Air Products & Chemicals, Inc., 2%, 8/02/16	$174,000	$177,174
Airgas, Inc., 2.95%, 6/15/16	700,000	717,151
Ecolab, Inc., 1%, 8/09/15	430,000	430,854

		$1,325,179
Supermarkets - 0.1%
Woolworths Ltd., 2.55%, 9/22/15 (n)	$600,000	$607,374

Supranational - 0.6%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$1,300,000	$1,304,475
Corporacion Andina de Fomento, FRN, 0.802%, 1/29/18	520,000	522,608
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,500,000	1,501,745

		$3,328,828
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$262,000	$266,986
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	900,000	895,645
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	310,000	313,286
SBA Tower Trust, 2.898%, 10/15/19 (n)	878,000	893,668

		$2,369,585
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/17	$700,000	$765,491

Tobacco - 0.3%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$620,000	$621,089
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	371,000	373,918
Lorillard Tobacco Co., 3.5%, 8/04/16	370,000	381,829
Reynolds American, Inc., 1.05%, 10/30/15	430,000	430,258

		$1,807,094
Transportation - Services - 0.1%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$330,000	$331,447
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	302,000	311,163

		$642,610
U.S. Government Agencies and Equivalents - 1.0%
Aid-Egypt, 4.45%, 9/15/15	$1,270,000	$1,302,549
Government of Ukraine, 1.844%, 5/16/19	296,000	300,159
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	750,000	771,159
National Credit Union Administration, 1.4%, 6/12/15	1,500,000	1,506,600
Private Export Funding Corp., 1.875%, 7/15/18	1,120,000	1,141,190
Small Business Administration, 2.25%, 7/01/21	706,640	725,886

		$5,747,543
U.S. Treasury Obligations - 9.4%
U.S. Treasury Notes, 0.625%, 9/30/17	$13,000,000	$12,974,611
U.S. Treasury Notes, 0.25%, 7/15/15	17,000,000	17,013,277
U.S. Treasury Notes, 0.875%, 2/28/17	22,000,000	22,165,000

		$52,152,888

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 2.3%
American Electric Power Co., Inc., 1.65%, 12/15/17	$398,000	$401,004
Dominion Resources, Inc., 1.95%, 8/15/16	880,000	892,664
Dominion Resources, Inc., 2.5%, 12/01/19	1,600,000	1,640,208
Duke Energy Corp., 1.625%, 8/15/17	209,000	211,102
Duke Energy Corp., FRN, 0.635%, 4/03/17	1,060,000	1,061,324
Duke Energy Indiana, Inc., FRN, 0.602%, 7/11/16	370,000	370,328
Enel Finance International S.A., 6.25%, 9/15/17 (n)	750,000	837,685
Eversource Energy, 1.6%, 1/15/18	2,000,000	2,004,658
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	670,000	672,571
PG&E Corp., 2.4%, 3/01/19	660,000	672,580
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,240,000	1,278,204
PSEG Power LLC, 2.75%, 9/15/16	360,000	370,791
Southern Co., 2.375%, 9/15/15	1,000,000	1,010,929
Southern Co., 2.45%, 9/01/18	630,000	652,301
Virginia Electric and Power Co., 1.2%, 1/15/18	700,000	700,022

		$12,776,371
Total Bonds		$398,048,454

Commodity-Linked Structured Notes (n)(x) - 0.9%
UBS AG - BCOMPRTR Linked, FRN, 0.082%, 2/24/15	$5,000,000	$4,839,376

Short-Term Obligations (y) - 13.4%
Barclays U.S. Funding Corp., 0.101%, due 2/02/15	$2,250,000	$2,249,994
Colgate Palmolive Co., 0.01%, due 2/03/15	2,700,000	2,699,985
Exxon Mobil Corp., 0.091%, due 2/19/15	2,000,000	1,999,910
Federal Home Loan Bank, 0.01%, due 2/04/15	5,188,000	5,187,978
Federal Home Loan Bank, 0.01%, due 2/06/15	1,200,000	1,199,990
Federal Home Loan Bank, 0.01%, due 2/18/15	8,500,000	8,499,880
Federal Home Loan Bank, 0.01%, due 2/20/15	2,000,000	1,999,958
Federal Home Loan Bank, 0.01%, due 2/23/15	1,570,000	1,569,952
Federal Home Loan Bank, 0.01%, due 2/11/15	17,000,000	16,999,905
Federal Home Loan Bank, 0.01%, due 2/11/15	1,000,000	999,991
Freddie Mac, 0.01%, due 2/18/15	24,500,000	24,499,653
Merck & Co., Inc., 0.01%, due 2/13/15	3,000,000	2,999,870
Siemens Captal Corp., 0.081%, due 2/02/15	3,300,000	3,299,993
Total Short-Term Obligations		$74,207,059

Money Market Funds - 9.9%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	54,787,192	$54,787,192
Total Investments		$531,882,081

Other Assets, Less Liabilities - 3.8%		21,261,159
Net Assets - 100.0%		$553,143,240

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $121,598,671 representing 22.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.

11

Consolidated Portfolio of Investments (unaudited) – continued

(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.481%, 1/18/21	6/24/14	$489,265	$489,567
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17	1/22/15	1,999,995	2,000,140
Total Restricted Securities			$2,489,707
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 1/31/15

Swap Agreements at 1/31/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
7/6/15	USD	31,338,989	Goldman Sachs International	BCOMINTR (floating rate)	0.09% (floating rate)	$3,552
7/16/15	USD	4,590,183	Goldman Sachs International	BCOMENTR (floating rate)	0.12% (floating rate)	650
8/10/15	USD	5,021,816	Goldman Sachs International	BCOMINTR (floating rate)	0.09% (floating rate)	570
8/10/15	USD	11,627,977	Goldman Sachs International	BCOMGCTR (floating rate)	0.10% (floating rate)	1,244
8/11/15	USD	3,804,056	Goldman Sachs International	BCOMHGTR (floating rate)	0.11% (floating rate)	535
8/11/15	USD	3,997,976	Goldman Sachs International	BCOMBOTR (floating rate)	0.20% (floating rate)	847
8/18/15	USD	4,872,265	Goldman Sachs International	BCOMGCTR (floating rate)	0.09% (floating rate)	486
8/18/15	USD	2,428,279	Goldman Sachs International	BCOMLCTR (floating rate)	0.20% (floating rate)	512
8/18/15	USD	4,363,524	Goldman Sachs International	BCOMSYTR (floating rate)	0.18% (floating rate)	845
8/18/15	USD	4,093,099	JPMorgan Chase Bank N.A	BCOMSITR (floating rate)	0.10% (floating rate)	430
8/18/15	USD	2,294,124	JPMorgan Chase Bank N.A	BCOMALTR (floating rate)	0.09% (floating rate)	1,765
8/18/15	USD	3,938,884	Citibank N.A.	BCOMNITR (floating rate)	0.09% (floating rate)	85,816
9/1/15	USD	22,749,752	Goldman Sachs International	BCOMPRTR (floating rate)	0.10% (floating rate)	2,423
9/1/15	USD	19,503,211	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	2,821
9/8/15	USD	25,446,273	JPMorgan Chase Bank N.A	BCOMENTR (floating rate)	0.09% (floating rate)	2,928
9/28/15	USD	13,258,243	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	1,585
10/5/15	USD	6,135,997	Goldman Sachs International	BCOMSYTR (floating rate)	0.18% (floating rate)	1,183
10/5/15	USD	4,539,762	JPMorgan Chase Bank N.A	BCOMSMT (floating rate)	0.30% (floating rate)	1,339
10/13/15	USD	9,173,416	Goldman Sachs International	BCOMLITR (floating rate)	0.22% (floating rate)	2,147
10/13/15	USD	3,485,025	JPMorgan Chase Bank N.A	BCOMCLTR (floating rate)	0.09% (floating rate)	417
10/26/15	USD	6,613,941	JPMorgan Chase Bank N.A	BCOMKCTR (floating rate)	0.15% (floating rate)	1,066
10/30/15	USD	41,930,429	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	6,063
11/16/15	USD	15,605,791	Morgan Stanley	BCOMF3T (floating rate)	0.30% (floating rate)	4,505
12/4/15	USD	5,742,506	Morgan Stanley	BCOMGRTR (floating rate)	0.20% (floating rate)	1,244
12/14/15	USD	5,631,296	Goldman Sachs International	BCOMCNTR (floating rate)	0.16% (floating rate)	996
1/5/16	USD	4,045,897	Goldman Sachs International	BCOMNGTR (floating rate)	0.10% (floating rate)	503
1/5/16	USD	4,184,793	Goldman Sachs International	BCOMNGTR (floating rate)	0.10% (floating rate)	520
1/5/16	USD	2,928,118	Goldman Sachs International	BCOMKWT (floating rate)	0.16% (floating rate)	560
1/5/16	USD	3,417,754	Goldman Sachs International	BCOMCNTR (floating rate)	0.15% (floating rate)	574
1/5/16	USD	7,457,768	Goldman Sachs International	BCOMWHTR (floating rate)	0.16% (floating rate)	1,442
1/5/16	USD	21,442,000	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	3,099
1/11/16	USD	22,116,615	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0..12% (floating rate)	3,011

12

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 1/31/15 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive/Pay	Cash Flows to Pay	Fair Value
Asset Derivatives – continued
1/11/16	USD	23,020,911	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	$3,328
1/25/16	USD	32,523,539	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.10% (floating rate)	3,887
2/8/16	USD	29,066,284	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	2,573
2/8/16	USD	5,310,412	JPMorgan Chase Bank N.A	BCOMHOTR (floating rate)	0.09% (floating rate)	267
2/8/16	USD	4,588,848	JPMorgan Chase Bank N.A	BCOMNGTR (floating rate)	0.09% (floating rate)	268
2/16/16	USD	2,909,212	Goldman Sachs International	BCOMSYTR (floating rate)	0.18% (floating rate)	253
2/16/16	USD	2,728,124	Goldman Sachs International	BCOMBOTR (floating rate)	0.20% (floating rate)	278
2/16/16	USD	3,076,441	JPMorgan Chase Bank N.A	BCOMNITR (floating rate)	0.10% (floating rate)	146
2/16/16	USD	5,409,180	JPMorgan Chase Bank N.A	BCOMCOT (floating rate)	0.09% (floating rate)	238
2/16/16	USD	9,170,041	Morgan Stanley	BCOMLCTR (floating rate)	0.15% (floating rate)	663
2/22/16	USD	2,159,242	Goldman Sachs International	BOMCOT (floating rate)	0.09% (floating rate)	64
2/22/16	USD	5,102,813	Goldman Sachs International	BCOMCLTR (floating rate)	0..09% (floating rate)	158
2/22/16	USD	5,658,237	Goldman Sachs International	BCOMSBTR (floating rate)	0.16% (floating rate)	305
2/22/16	USD	1,422,334	JPMorgan Chase Bank N.A	BCOMNGTR (floating rate)	0.09% (floating rate)	47
2/22/16	USD	1,622,857	JPMorgan Chase Bank N.A	BCOMRBTR (floating rate)	0.09% (floating rate)	48

						$148,201

Liability Derivatives
Total Return Swap Agreements
7/9/15	USD	9,523,972	Citibank N.A.	BCOMENTR (floating rate)	0.12% (floating rate)	$(91,635)
7/16/15	USD	18,917,550	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	(332,322)
7/16/15	USD	14,479,051	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	(364,549)
8/11/15	USD	4,740,124	Citibank N.A.	BCOMZSTR (floating rate)	0.09% (floating rate)	(174,243)
8/11/15	USD	5,152,034	Citibank N.A.	BCOMSMT (floating rate)	0.22% (floating rate)	(157,785)
8/18/15	USD	5,052,424	Citibank N.A.	BCOMSMT (floating rate)	0.25% (floating rate)	(154,608)
10/5/15	USD	6,627,706	Citibank N.A.	BCOMCNTR (floating rate)	0.18% (floating rate)	(430,019)
10/13/15	USD	10,329,332	Citibank N.A.	BCOMINTR (floating rate)	0.09% (floating rate)	(496,359)

						$(2,201,520)

At January 31, 2015, the fund had cash collateral of $36,843,000 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMENTR	Bloomberg Energy Subindex Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMINTR	Bloomberg Industrial Metals Subindex Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.

13

Consolidated Portfolio of Investments (unaudited) – continued

BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLITR	Bloomberg Livestock Subindex Total Return, this index is composed of futures contracts on live cattle and lean hogs.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPRTR	Bloomberg Precious Metals Subindex Total Return, this index is composed of futures contracts on gold and silver.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on 19 physical commodities.
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

In addition to its direct investments in commodity-linked notes, the fund may invest up to 25% of its assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary has the same objective, strategies, and restrictions as the fund, except that it gains exposure to the commodities market for the Subsidiary by investing primarily in commodity-linked futures, options, and swaps, instead of commodity-linked notes. The Subsidiary may also invest in debt securities. As of January 31, 2014, the Subsidiary’s net assets were $94,144,185, which represented 17.0% of the fund’s net assets. The fund’s Portfolio of Investments has been consolidated and includes the investments of the fund and the Subsidiary.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

15

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,900,431	$—	$57,900,431
Non-U.S. Sovereign Debt	—	25,108,497	—	25,108,497
Municipal Bonds	—	1,409,422	—	1,409,422
U.S. Corporate Bonds	—	141,168,580	—	141,168,580
Residential Mortgage-Backed Securities	—	9,964,536	—	9,964,536
Commercial Mortgage-Backed Securities	—	2,796,651	—	2,796,651
Asset-Backed Securities (including CDOs)	—	49,393,394	—	49,393,394
Foreign Bonds	—	110,306,943	—	110,306,943
Commodity Linked Structured Notes	—	4,839,376	—	4,839,376
Short Term Securities	—	74,207,059	—	—
Mutual Funds	54,787,192	—	—	54,787,192
Total Investments	$54,787,192	$477,094,889	$—	$531,882,081

Other Financial Instruments
Swap Agreements	$—	$(2,053,319)	$—	$(2,053,319)

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$530,848,170
Gross unrealized appreciation	2,502,694
Gross unrealized depreciation	(1,468,783)
Net unrealized appreciation (depreciation)	$1,033,911

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,201,631	99,972,082	(90,386,521)	54,787,192

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,780	$54,787,192

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.